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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Floating Rate Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2011 (Unaudited)

Principal Amount		Borrower\Tranche Description	Fair Value
Loans*: 98.0%
Aerospace & Defense: 2.9%
$2,500,000		Delta, New Term Loan B, 5.500%, due 04/20/17	$2,482,292
448,875		Delta, Term Loan B, 4.250%, due 03/07/16	444,036
2,091,994		Transdigm, Inc., New Term Loan B, 4.000%, due 02/14/17	2,101,964
989,087	(1)	United Airlines, Inc., Term Loan B, 2.232%, due 02/03/14	945,402
1,000,000		US Airways, Term Loan, 2.686%, due 03/21/14	908,214
			6,881,908
Automobile: 4.8%
1,000,000	(1)	Avis Budget Car Rental, LLC, New Term Loan, 0.000%, due 04/19/14	1,003,479
1,000,000		Chrysler Group LLC, Term Loan, 6.000%, due 05/24/17	976,667
577,303		Delphi Corporation, Term Loan B, 3.500%, due 03/31/17	580,428
1,416,450		Hertz Corporation (The), Term Loan B, 3.750%, due 03/09/18	1,411,359
2,350,000		KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	2,359,179
1,396,500		Metaldyne, LLC, New Term Loan B, 5.250%, due 05/18/17	1,399,118
2,938,844		Tomkins, Inc., New Term Loan B, 4.250%, due 09/29/16	2,942,771
248,750		UCI International, Inc., New Term Loan B, 5.500%, due 07/26/17	250,719
500,000		Visteon Corporation, Fixed Rate Bond, 6.750%, due 04/15/19	485,000
			11,408,720
Beverage, Food & Tobacco: 3.6%
992,500		Advance Pierre Foods, 1st Lien Term Loan, 7.000%, due 09/30/16	1,000,978
154,267		ARAMARK, Extended Letter of Credit, 3.494%, due 07/26/16	153,744
2,345,733		ARAMARK, Extended Term Loan B, 3.496%, due 07/26/16	2,337,774
35,000		Darling International Inc., Term Loan, 5.000%, due 12/16/16	35,175
2,700,000		Del Monte Corporation, Term Loan, 4.500%, due 03/08/18	2,697,046
292,250	(1)	Dole Food Company, Inc., Tranche B, 0.000%, due 07/06/18	292,615
542,750	(1)	Dole Food Company, Inc., Tranche C, 0.000%, due 07/06/18	543,428
1,000,000		JBS USA, Inc. (FKA Swift), Term Loan, 4.250%, due 05/25/18	1,000,313
598,500		Michael Foods, Term Loan, 4.250%, due 02/23/18	599,697
			8,660,770
Broadcasting & Entertainment: 0.2%
500,000	(1)	AMC Networks, Inc., Term Loan B, 0.000%, due 07/06/18	501,250
			501,250
Buildings & Real Estate: 3.7%
374,063	(1)	Armstrong World Industries, Inc., New Term Loan B, 4.000%, due 03/09/18	374,959
2,471,574		Capital Automotive L.P., New Term Loan B, 5.000%, due 03/10/17	2,476,208
992,500	(1)	CB Richard Ellis, New Term Loan B, 3.440%, due 11/06/16	991,414
1,265,000	(1)	CB Richard Ellis, New Term Loan D, 5.750%, due 09/04/19	1,250,175
1,914,258	(1)	Goodman Global Inc., 1st Lien Term Loan, 5.750%, due 10/28/16	1,923,692
375,000		Goodman Global Inc., 2nd Lien Term Loan, 9.000%, due 10/30/17	386,094
200,261	(1)	JMC Steel Group, Term Loan, 4.750%, due 04/03/17	201,134
1,000,000		LNR Property Corporation, Term Loan B, 4.750%, due 04/29/16	1,003,125
349,358		Realogy Corporation, Extended Term Loan, 4.518%, due 10/10/16	311,802
			8,918,603
Chemicals, Plastics & Rubber: 4.4%
340,985		AZ Chem US Inc., New Term Loan B, 4.750%, due 11/21/16	342,121
1,000,000		Celanese U.S Holdings LLC., Extended Term Loan C, 3.303%, due 10/31/16	1,005,275
250,000		Chemtura Corporation, Exit Term Loan B, 5.500%, due 08/27/16	251,458
248,303		Houghton International, Inc., New Term Loan B, 6.750%, due 01/29/16	250,320
731,655		Huntsman International LLC, Extended TL B, 2.773%, due 04/19/17	714,736
480,110		Ineos US Finance LLC, Term Loan B2, 7.501%, due 12/16/13	497,364
509,595		Ineos US Finance LLC, Term Loan C2, 8.001%, due 12/16/14	527,909
1,737,267		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C1, 4.000%, due 05/05/15	1,715,117
732,646	(1)	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C2, 4.000%, due 05/05/15	723,305
248,125		Nalco Company, Term Loan B1, 4.500%, due 10/05/17	249,656
475,893		Solutia Inc., New Term Loan B, 3.500%, due 08/01/17	477,805
1,350,719		Styron S.A.R.L., New Term Loan B, 6.000%, due 08/02/17	1,351,422
2,292,247	(1)	Univar Inc., Term Loan B, 5.000%, due 06/30/17	2,291,633
			10,398,121
Containers, Packaging & Glass: 4.4%
44,625		Bway Holding Corporation, Canadian Term Loan C, 4.503%, due 02/23/18	44,876
502,625	(1)	Bway Holding Corporation, New Term Loan B, 4.500%, due 02/23/18	503,934
1,491,244		Graham Packaging Company, L.P, Term Loan D, 6.000%, due 09/23/16	1,496,417
1,617,484		Graphic Packaging International, Inc., Term Loan C, 3.041%, due 05/16/14	1,616,373
1,425,000	(1)	Husky Injection Molding Systems, Ltd, Senior Debt B, 0.000%, due 06/30/18	1,429,750
2,992,500		Reynolds Group Holdings Limited, Tranche E Term Loan, 4.250%, due 02/09/18	2,980,239
1,500,000	(1)	Rock-Tenn Company, Term Loan B, 0.000%, due 05/25/18	1,506,137
1,000,000		Xerium Technologies, Inc., New Term Loan B, 5.500%, due 05/22/17	1,003,125
			10,580,851
Data and Internet Services: 6.8%
1,050,000		Attachmate Corporation, New Term Loan B, 6.500%, due 04/27/17	1,055,468
1,661,550	(1)	Avaya Inc., Extended Term Loan B3, 4.755%, due 10/26/17	1,605,992
500,000		Avaya Inc., Fixed Rate Bond, 9.750%, due 11/01/15	512,500
330,640	(1)	Avaya Inc., Term Loan, 3.005%, due 10/24/14	318,757
414,583		CCC Information Services Group, Inc., New Term Loan B, 5.500%, due 11/11/15	416,783
1,400,000		Dealer Computer Services Inc., New Term Loan B, 3.750%, due 04/20/18	1,401,968
908,972		Fifth Third Processing Solutions, Term Loan B1, 4.500%, due 11/03/16	912,949
938,593		First Data Corporation, Term Loan B1, 2.945%, due 09/24/14	871,132
469,297		First Data Corporation, Term Loan B2, 2.936%, due 09/24/14	435,566
1,405,378		First Data Corporation, Term Loan B3, 2.945%, due 09/24/14	1,304,367
1,439,612		Orbitz Worldwide, Inc., Term Loan, 3.225%, due 07/25/14	1,328,942
1,983,710		Sabre Inc., Term Loan B, 2.210%, due 09/30/14	1,775,298
2,938,666		Sungard Data Systems Inc, Tranche B, 3.867%, due 02/26/16	2,936,819
374,063		Trans Union LLC, New Term Loan B, 4.750%, due 02/12/18	375,231
1,046,451		Travelport, Inc., Extended Delayed Draw Term Loan, 4.741%, due 08/21/15	1,003,285
			16,255,057
Diversified / Conglomerate Manufacturing: 0.7%
547,250		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 5.500%, due 05/31/16	546,453
350,000		Sensata Technologies B.V., New Term Loan, 4.000%, due 05/11/18	350,186
374,063		Sensus Metering Systems Inc., 1st Lien Term Loan, 4.750%, due 05/09/17	375,855
350,000		Sensus Metering Systems Inc., 2nd Lien Term Loan, 8.500%, due 05/09/18	356,781
			1,629,275

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower\Tranche Description	Fair Value
Diversified / Conglomerate Service: 3.7%
$2,477,452		Affinion Group, Inc., Tranche B Term Loan, 5.000%, due 10/10/16	$2,479,000
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	256,250
798,000	(1)	Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	804,650
1,000,000	(1)	CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 0.000%, due 04/28/17	965,000
871,795	(1)	MoneyGram International, Inc., Term Loan B, 4.529%, due 11/17/17	873,702
997,500		NDS Treasury (Americas), New Term Loan B, 4.000%, due 03/12/18	999,578
134,798	(1)	ServiceMaster Company, Delayed Draw Term Loan, 2.690%, due 07/24/14	131,241
1,353,594		ServiceMaster Company, Term Loan, 2.713%, due 07/24/14	1,317,874
298,500		Vertafore, Inc., Term Loan, 5.250%, due 07/29/16	299,806
709,452		West Corp, Term Loan B5, 4.508%, due 07/15/16	712,556
			8,839,657
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 0.6%
1,476,500		Georgia Pacific LLC, New Term Loan C, 3.499%, due 12/23/14	1,479,474
			1,479,474
Ecological: 0.2%
498,750		Waste Industries USA, Inc., Term Loan B, 4.750%, due 03/17/17	500,147
			500,147
Electronics: 3.6%
380,000		Aeroflex, Inc., Term Loan B, 4.250%, due 05/09/18	379,285
1,960,538		CDW LLC, Extended TL, 4.500%, due 07/14/17	1,936,439
1,000,000		Eagle Parent, Inc., New Term Loan, 5.000%, due 05/16/18	976,000
2,491,877		Freescale Semiconductor, Inc., Extended Term Loan B, 4.441%, due 12/01/16	2,483,701
423,938		Microsemi Corporation, New Term Loan B, 4.000%, due 11/02/17	424,556
1,240,000		Open Link Financial, Inc., New Term Loan B, 5.250%, due 04/26/18	1,238,450
249,375	(1)	Rovi Corporation, Tranche B Term Loan, 4.000%, due 02/07/18	250,466
839,125		Spansion LLC, Exit Term Loan B, 4.750%, due 01/08/15	843,321
			8,532,218
Finance: 0.5%
188,526		BNY ConvergEx Group, LLC, Eze Term Loan, 5.250%, due 12/19/16	189,174
449,294		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	450,839
500,000	(1)	Nuveen Investments, Inc., Extended Term Loan, 5.757%, due 05/12/17	500,833
			1,140,846
Gaming: 4.1%
588,525		Ameristar Casinos Inc., Term Loan B, 4.000%, due 04/13/18	591,263
700,000		Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	706,650
1,000,000		Harrahs Operating Company, Inc, Term Loan B1, 3.274%, due 01/28/15	900,934
1,000,000		Harrahs Operating Company, Inc, Term Loan B2, 3.246%, due 01/28/15	899,997
1,482,126	(1)	Harrahs Operating Company, Inc, Term Loan B3, 3.274%, due 01/28/15	1,334,372
498,750		Isle Of Capri Casinos, Inc., New Term Loan B, 4.750%, due 03/24/17	501,759
241,790	(1)	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.690%, due 11/23/16	234,959
1,253,179	(1)	Las Vegas Sands, LLC, Extended Term Loan B, 2.690%, due 11/23/16	1,216,541
1,919,312	(1)	VML US FINANCE LLC, New Project Term Loan, 4.690%, due 05/27/13	1,916,514
44,514		VML US FINANCE LLC, Term Loan B, 4.690%, due 05/27/13	44,509
1,500,000		Wynn Las Vegas, LLC, New Term Loan B, 3.190%, due 08/17/15	1,500,000
			9,847,498
Grocery: 0.6%
1,484,342	(1)	Supervalu, Extended Term Loan B2, 3.436%, due 10/05/15	1,464,017
			1,464,017
Healthcare, Education and Childcare: 11.7%
195,306		Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.436%, due 04/24/15	194,378
802,356		Bausch & Lomb, Inc., Term Loan, 3.482%, due 04/24/15	798,545
976,844	(1)	Biomet Inc., Term Loan B, 3.230%, due 03/25/15	970,126
1,637,464		CHS/Community Health Systems, Inc., Extended Term Loan B, 3.754%, due 01/25/17	1,600,616
258,700		ConvaTec, Term Loan, 5.750%, due 12/22/16	259,264
1,246,244	(1)	Davita Inc., New Term Loan B, 4.500%, due 10/20/16	1,251,362
2,500,000		Drumm Investors LLC, Term Loan, 5.000%, due 05/04/18	2,456,238
267,212		Emdeon Business Services LLC, Incremental Term Loan, 4.500%, due 11/18/13	267,880
1,745,625	(1)	Emergency Medical Services Corporation, Term Loan, 5.250%, due 05/25/18	1,742,352
650,000		Endo Pharmaceuticals Holdings Inc., Term Loan B, 4.000%, due 06/18/18	653,182
875,000		Grifols S.A, Term Loan B, 6.000%, due 11/23/16	880,104
2,500,000		HCA, Inc., Extended Term Loan B2, 3.496%, due 03/31/17	2,472,119
500,000		HCA, Inc., Extended Term Loan B3, 3.496%, due 05/01/18	493,091
439,226		HGI Holding, Inc., Term Loan B, 6.750%, due 09/29/16	443,069
1,097,250		Iasis Healthcare LLC, Term Loan, 5.000%, due 05/03/18	1,097,799
1,495,866	(1)	IMS Health Incorporated, New Term Loan B, 4.500%, due 08/25/17	1,499,606
1,498,750		inVentiv Health Inc., Combined Term Loan, 4.750%, due 08/04/16	1,492,568
477,815		Medassets, Inc., New Term Loan, 5.250%, due 11/16/16	479,905
500,000	(1)	Medpace IntermediateCo, Inc., Term Loan, 0.000%, due 06/22/17	495,000
679,273		Mylan Laboratories Inc., Term Loan B, 3.500%, due 10/02/14	683,660
1,955,100		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	1,831,929
1,000,000		Quintiles Transnational Corp., New Term Loan B, 5.000%, due 06/08/18	995,313
800,000	(1)	Rural/Metro Corporation, Term Loan, 0.000%, due 06/29/18	799,500
666,667		Sunquest Information Systems, Inc., Term Loan, 6.250%, due 12/16/16	666,667
450,000	(1)	Surgical Care Affiliates LLC, Incremental Term Loan B, 0.000%, due 06/22/18	446,625
1,985,037		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	1,986,774
456,000		Warner Chilcott Company LLC, New Term Loan B1, 4.250%, due 03/15/18	456,748
228,000		Warner Chilcott Company LLC, New Term Loan B2, 4.250%, due 03/15/18	228,374
313,500		Warner Chilcott Company LLC, New Term Loan B3, 4.250%, due 03/15/18	314,014
			27,956,808
Home & Office Furnishings: 0.3%
825,000		Springs Window Fashions, LLC, New Term Loan B, 6.000%, due 05/26/17	816,729
			816,729
Insurance: 0.4%
882,147	(1)	Sedgwick Holdings, Inc., New Term Loan, 5.000%, due 12/30/16	882,963
			882,963
Leisure, Amusement, Entertainment: 3.4%
1,487,487	(1)	24 Hour Fitness Worldwide, Inc, New Term Loan, 6.750%, due 04/22/16	1,478,191
497,500	(1)	Cedar Fair, L.P., New Term Loan B, 4.000%, due 12/15/17	499,614
1,979,900	(1)	Cinemark USA, Inc., Extended Term Loan, 3.469%, due 04/29/16	1,989,969
994,750		HIT Entertainment, Inc., Term Loan, 5.523%, due 06/01/12	987,289
1,484,962	(1)	Live Nation Entertainment, Inc., Term Loan B, 4.500%, due 11/07/16	1,486,345
1,741,250		Regal Cinemas Corporation, Term Loan B, 3.496%, due 08/23/17	1,742,960
			8,184,368
Mining, Steel, Iron & Nonprecious Metals: 2.2%
1,674,000		Fairmount Minerals, Ltd., New Term Loan B, 5.250%, due 03/01/17	1,678,883
1,442,750	(1)	Novelis Inc., New Term Loan B, 3.750%, due 03/10/17	1,447,960
250,000		U.S. Silica Company, Incremental Term Loan, 6.000%, due 06/01/17	251,250

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower\Tranche Description	Fair Value
Mining, Steel, Iron & Nonprecious Metal: (continued)
$1,750,000		Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	$1,753,642
			5,131,735
Non-North American Cable: 0.6%
485,659		UPC Broadband Holding B.V, Term Loan T, 3.691%, due 12/30/16	486,115
1,000,000		UPC Broadband Holding B.V, Term Loan X, 3.691%, due 12/29/17	999,167
			1,485,282
North American Cable: 1.8%
381,879		Atlantic Broadband, New Term Loan B, 4.000%, due 03/08/16	383,310
447,750	(1)	Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	448,513
2,482,393	(1)	Charter Communications Operating, LLC, Extended Term Loan, 3.500%, due 09/06/16	2,477,728
41,342	(1)	Charter Communications Operating, LLC, Replacement Term Loan, 2.190%, due 03/06/14	41,386
890,000		San Juan Cable LLC, New Term Loan B, 6.000%, due 06/09/17	891,113
			4,242,050
Oil & Gas:1.5%
997,416		CCS Inc., Tranche B Term Loan, 3.246%, due 11/14/14	950,573
1,100,184	(1)	Frac Tech International, LLC, Term Loan B, 6.250%, due 05/06/16	1,099,754
1,490,000		MEG Energy Corp., New Term Loan B, 4.000%, due 03/16/18	1,493,142
			3,543,469
Other Broadcasting and Entertainment: 3.0%
2,069,363	(1)	Getty Images, Inc, New Term Loan, 5.250%, due 11/07/16	2,083,589
1,997,500		The Weather Channel, New Term Loan B, 4.250%, due 02/13/17	2,008,113
2,973,741		VNU, Class B Term loan, 3.940%, due 05/02/16	2,973,741
			7,065,443
Other Telecommunications: 2.8%
2,000,000		Asurion, LLC, New 1st Lien Term Loan, 5.500%, due 05/24/18	1,976,496
900,000		Asurion, LLC, New 2nd Lien Term Loan, 9.000%, due 05/24/19	905,765
985,347	(1)	MetroPCS Wireless, Inc., Extended Term Loan B, 4.050%, due 11/04/16	985,963
523,688	(1)	PAETEC Holding Corp, Term Loan, 5.000%, due 05/31/18	521,724
1,981,852		tw telecom inc., Extended Term Loan B, 3.440%, due 12/29/16	1,984,329
311,799	(1)	U.S. Telepacific Corp, New Term Loan B, 5.750%, due 02/23/17	310,903
			6,685,180
Personal & Nondurable Consumer Products: 1.9%
995,000	(1)	Advantage Sales & Marketing, Inc., Term Loan B, 5.250%, due 12/18/17	1,001,214
499,330		Bushnell, Inc., 1st Lien Term Loan, 4.562%, due 08/23/13	490,592
249,370		Hillman Group (The), Inc., Term Loan B, 5.000%, due 05/27/16	250,773
500,000		Information Resources, Inc., New Term Loan B, 6.000%, due 11/28/17	502,500
614,650		Jarden Corporation, New Term Loan B, 3.246%, due 03/30/18	617,403
500,000		Revlon Consumer Products Corporation, New Term Loan B, 4.750%, due 11/17/17	501,615
185,000	(1)	SRAM, LLC, 2nd Lien Term Loan, 8.500%, due 12/07/18	185,463
1,075,000		SRAM, LLC, New Term Loan B, 4.767%, due 06/07/18	1,075,671
			4,625,231
Personal, Food & Miscellaneous: 3.6%
1,225,000		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	1,224,694
2,308,828	(1)	Burger King Corporation, New Term Loan B, 4.500%, due 10/19/16	2,306,140
880,000		Dennys, Inc, New Term Loan B, 5.250%, due 02/24/17	884,114
317,015		DineEquity Inc., New Term Loan B, 4.250%, due 10/19/17	317,497
1,164,157		Dunkin Brands, Inc., Add on Term Loan B, 4.250%, due 11/23/17	1,163,976
1,433,980		N.E.W. Customer Services Companies, Inc., Secured Term Loan, 6.000%, due 03/23/16	1,432,785
1,393,000		NBTY, Inc., New Term Loan B, 4.250%, due 10/02/17	1,394,160
			8,723,366
Printing & Publishing: 3.0%
2,478,139		Cengage Learning, Inc., Term Loan, 2.500%, due 07/03/14	2,230,325
791,025		Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	796,364
1,000,000		Merrill Communications, LLC, Term Loan, 7.500%, due 12/24/12	998,750
2,481,228	(1)	Quad/Graphics, Inc., Term Loan B, 5.500%, due 04/14/16	2,491,030
909,608	(1)	R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	628,766
			7,145,235
Radio and TV Broadcasting: 2.5%
254,143		Citadel Broadcasting Corporation, New Term Loan B, 4.250%, due 12/30/16	254,353
1,500,000		Clear Channel Communications, Inc., Term Loan B, 3.836%, due 01/28/16	1,268,203
980,502		FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	981,727
350,000	(1)	Raycom TV Broadcasting, LLC, Term Loan B, 0.000%, due 05/31/17	350,438
3,206,090		Univision Communications, Inc., Extended Term Loan, 4.436%, due 03/31/17	3,051,980
			5,906,701
Retail Stores: 9.2%
918,063	(1)	Amscan Holdings, Inc., Term Loan B, 6.750%, due 12/04/17	922,366
1,000,000		Bass Pro Group, LLC, New Term Loan B, 5.250%, due 06/23/17	995,625
997,500		Burlington Coat Factory, Term Loan B, 6.250%, due 02/18/17	996,877
996,589		Claires Stores, Inc., Term Loan B, 3.000%, due 05/29/14	910,010
333,750		General Nutrition Centers, Inc., New Term Loan B, 4.250%, due 03/02/18	334,416
1,000,000		Guitar Center, Inc., Extended Term Loan, 5.500%, due 04/10/17	942,031
1,400,000		J. Crew, New Term Loan B, 4.750%, due 03/07/18	1,348,288
1,800,000		Jo-Ann Stores, Inc., Term Loan, 4.750%, due 03/16/18	1,777,500
845,750	(1)	Leslies Poolmart, Inc., Term Loan B, 4.500%, due 11/21/16	846,279
2,388,639		Michaels Stores, Inc., Term Loan B2, 4.787%, due 07/31/16	2,384,459
3,492,420		Neiman Marcus Group, Inc, New Term Loan, 4.750%, due 05/16/18	3,454,122
2,442,311		Petco Animal Supplies, Inc., New Term Loan, 4.500%, due 11/24/17	2,440,022
1,100,000		Pilot Travel Centers LLC, New Term Loan B, 4.250%, due 03/30/18	1,105,157
500,000		Savers, New Term Loan B, 4.250%, due 03/03/17	501,771
1,407,673		The Gymboree Corporation, New Term Loan, 5.000%, due 02/23/18	1,366,825
350,000		Toys “R” Us, Inc., Incremental Term Loan B2, 5.250%, due 06/14/18	347,725
1,240,625		Toys “R” Us, Inc., New Term Loan, 6.000%, due 09/01/16	1,241,789
			21,915,262
Satellite: 0.8%
2,000,000		Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%, due 04/02/18	2,009,166
			2,009,166
Telecommunications Equipment: 0.7%
515,708	(1)	CommScope, Inc., New Term Loan B, 5.000%, due 01/14/18	518,170
1,130,572	(1)	Syniverse Holdings, Inc., Term Loan B, 5.250%, due 12/21/17	1,137,638
			1,655,808
Textiles & Leather: 0.1%
333,333	(1)	Targus Group, Inc., Term Loan B, 0.000%, due 05/16/16	329,167
			329,167
Utilities: 3.7%
997,500		AES Corporation, New Term Loan, 4.250%, due 05/28/18	999,994
897,750	(1)	Calpine Corp, New Term Loan, 4.500%, due 04/02/18	890,961
1,000,000		Calpine Corp, Term Loan B2, 4.500%, due 04/02/18	991,375
1,333,333		NRG Energy, Inc., Extended Letter of Credit, 5.500%, due 08/31/15	1,336,145
1,650,000		NRG Energy, Inc., Extended Term Loan B, 3.628%, due 08/31/15	1,653,553

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower\Tranche Description		Fair Value
Utilities: (continued)
$1,500,000	(1)	NRG Energy, Inc., New Term Loan B, 0.000%, due 06/11/18		$1,502,109
1,438,461		Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.730%, due 10/10/17		1,124,824
481,940		Texas Competitive Electric Holdings Company LLC, Non-Extended Term Loan, 3.690%, due 10/10/14		404,399
				8,903,360
		Total Loans
		(Cost $234,590,527)		234,245,735

Shares				Market Value
SHORT-TERM INVESTMENTS: 3.0%
		Mutual Fund:3.0%
7,312,050		State Street Institutional Liquid Reserves Fund - Institutional Class		$7,312,050
		Total Mutual Fund (Cost $7,312,050)		7,312,050
		Total Investments (Cost $241,902,577)**	101.0%	$241,557,785
		Other Assets and Liabilities - Net	(1.0)	(2,437,905)
		Net Assets	100.0%	$239,119,880

	*

Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	(1)	All or a portion of the loan is pending settlement. Contract rates do not take effect until settlement date.
	**	For Federal Income Tax purposes cost of investments is $241,902,623.
		Net unrealized appreciation consists of the following:
		Gross Unrealized Appreciation		$1,215,113
		Gross Unrealized Depreciation		(1,559,951)
		Net Unrealized Depreciation		$(344,838)

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2011 (Unaudited) (continued)

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	06/30/11
Asset Table
Investments, at value
Loans	$—	$234,245,735	$—	$234,245,735
Short-Term Investments	7,312,050	—	—	7,312,050
Total Investments, at value	$7,312,050	$234,245,735	$—	$241,557,785
Liabilities Table
Other Financial Instruments+
Futures	$(1,900)	$—	$—	(1,900)
Unfunded Commitments	—	(8,154)	—	(8,154)
Total Liabilities	$(1,900)	$(8,154)	$—	$(10,054)

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of June 30, 2011 (Unaudited) (continued)

ING Floating Rate Fund Open Futures Contracts on June 30, 2011:

	Number of		Notional	Unrealized
Contract Description	Contracts	Expiration Date	Value	Depreciation

Short Contracts
U.S. Treasury 5-Year Note	8	09/30/11	$953,563	$(1,900)

			$953,563	$(1,900)

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 116.4%
		Federal Home Loan Mortgage Corporation: 2.4%##
$1,270,038	^	7.813%, due 10/25/2023	$245,893	0.0
24,334,978	^	0.500%, due 7/15/2036	456,261	0.1
2,947,853	^	5.500%, due 9/15/2035	531,606	0.1
849,710		5.625%, due 12/1/2036	941,581	0.1
117,406		5.625%, due 12/1/2036	130,357	0.0
110,363		5.625%, due 1/1/2037	122,173	0.0
171,242		5.625%, due 1/1/2037	190,077	0.0
687,349		5.625%, due 1/1/2037	762,900	0.1
125,098		5.625%, due 2/1/2037	139,083	0.0
582,321		5.625%, due 3/1/2037	646,283	0.1
86,759		5.625%, due 3/1/2037	96,458	0.0
195,290		5.625%, due 3/1/2037	215,989	0.0
193,068		5.625%, due 4/1/2037	213,505	0.0
198,355		5.625%, due 5/1/2037	219,714	0.0
184,959		5.625%, due 6/1/2037	204,587	0.0
235,412		5.625%, due 7/1/2037	260,969	0.1
353,633		5.625%, due 7/1/2037	391,351	0.1
33,868		5.625%, due 12/1/2037	37,649	0.0
509,557		5.625%, due 2/1/2038	563,293	0.1
9,895,839	^^	6.000%, due 5/15/2036	11,032,819	1.4
14,050	^^	7.000%, due 11/1/2014	15,074	0.0
96,992	^^	7.500%, due 12/1/2014	105,462	0.0
44,739	^^	7.500%, due 1/1/2030	52,288	0.0
12,111	^^	8.000%, due 1/1/2030	12,880	0.0
1,057,105	^^	9.000%, due 12/17/2030	1,266,729	0.2
27,091	^^	9.500%, due 7/1/2020	32,448	0.0
			18,887,429	2.4

		Federal National Mortgage Association: 14.9%##
18,599,000	W	4.000%, due 2/25/2039	18,604,803	2.3
60,667,000	W	4.500%, due 7/15/2035	62,780,881	7.8
4,971,732		4.500%, due 10/1/2040	5,152,684	0.6
462,957		5.300%, due 9/1/2036	508,412	0.1
120,649		5.300%, due 10/1/2036	132,751	0.0
227,781		5.300%, due 10/1/2036	250,176	0.0
454,741		5.300%, due 12/1/2036	499,605	0.1
641,661		5.300%, due 12/1/2036	703,280	0.1
246,083		5.300%, due 2/1/2037	269,432	0.0
664,796		5.300%, due 4/1/2037	728,023	0.1
356,920		5.300%, due 5/1/2037	391,030	0.1
134,195		5.300%, due 6/1/2037	146,938	0.0
906,838		5.300%, due 8/1/2037	992,949	0.1
79,426		5.300%, due 10/1/2037	87,016	0.0
6,561,478		6.000%, due 6/25/2029	7,362,396	0.9
1,168,230		6.000%, due 1/25/2044	1,304,526	0.2
14,458		6.500%, due 6/1/2014	15,211	0.0
281,331		6.500%, due 2/1/2029	321,330	0.0
4,748,299		6.500%, due 7/25/2034	5,392,596	0.7
1,181,598		6.500%, due 12/25/2041	1,341,235	0.2
2,513,191		6.500%, due 12/25/2042	2,803,663	0.4
2,757,687		6.500%, due 2/25/2044	3,094,963	0.4
331,964		6.600%, due 7/1/2027	380,273	0.1
129,893		6.600%, due 9/1/2027	148,979	0.0
53,157		6.600%, due 11/1/2027	60,968	0.0
90,890		6.600%, due 3/1/2028	104,245	0.0
106,629		6.600%, due 6/1/2028	122,423	0.0
18,797		7.000%, due 3/1/2015	19,813	0.0
58,329		7.500%, due 5/1/2028	68,382	0.0
2,415,805		8.000%, due 12/25/2045	2,891,691	0.4
18,495		8.500%, due 8/1/2015	18,708	0.0
27,071		8.500%, due 9/1/2015	29,848	0.0
2,243,446		10.155%, due 9/25/2042	2,767,319	0.3
			119,496,549	14.9

		Government National Mortgage Association: 99.1%
89,770,804	^	0.250%, due 6/20/2036	444,204	0.1
89,454,695	^	0.884%, due 1/16/2050	4,602,337	0.6
15,098,980	^	0.909%, due 2/16/2048	566,311	0.1
81,412,888	^	0.931%, due 11/16/2046	3,245,395	0.4
99,677,699	^	1.100%, due 1/16/2051	5,233,079	0.7
25,937,310	^	2.617%, due 10/16/2052	2,593,731	0.3
520,597	^^	4.000%, due 5/20/2033	534,963	0.1
725,348	^^	4.000%, due 8/15/2033	744,653	0.1
709,972	^^	4.000%, due 1/15/2034	727,647	0.1
305,861	^^	4.000%, due 3/15/2034	314,473	0.0
910,155	^^	4.000%, due 8/20/2035	929,970	0.1
1,646,230	^^	4.000%, due 5/15/2040	1,680,784	0.2
97,400,000		4.000%, due 1/20/2041	98,937,069	12.4
897,841	^^	4.500%, due 1/20/2034	954,303	0.1
486,929	^^	4.500%, due 1/20/2034	517,550	0.1
811,423	^^	4.500%, due 3/20/2034	861,080	0.1
301,872	^^	4.500%, due 5/20/2034	320,856	0.0
360,796	^^	4.500%, due 6/20/2034	383,486	0.1
4,209,746	^	4.500%, due 2/20/2035	577,989	0.1
1,007,182	^^	4.500%, due 10/20/2035	1,069,804	0.1
2,563,553	^	4.500%, due 2/20/2036	281,904	0.0
789,635	^	4.500%, due 12/20/2037	133,676	0.0
2,097,431	^^	4.500%, due 5/20/2038	2,202,740	0.3
1,373,441	^^	4.500%, due 7/20/2038	1,442,399	0.2
1,361,607	^^	4.500%, due 7/20/2038	1,437,333	0.2
3,592,122	^^	4.500%, due 7/20/2038	3,791,898	0.5
404,212	^^	4.500%, due 6/20/2039	423,749	0.1
4,230,980	^^	4.500%, due 10/15/2039	4,485,059	0.6
3,716,967	^^	4.500%, due 11/15/2039	3,939,888	0.5
4,347,011	^^	4.500%, due 11/15/2039	4,605,794	0.6
1,001,096	^^	4.500%, due 12/15/2039	1,060,875	0.1
4,829,368	^^	4.500%, due 2/20/2040	5,094,732	0.6
344,244	^^	5.000%, due 5/15/2018	370,246	0.1
892,336	^^	5.000%, due 2/15/2023	963,208	0.1
1,041,282	^^	5.000%, due 2/15/2024	1,126,750	0.1
758,443	^^	5.000%, due 2/15/2024	821,003	0.1
488,089	^^	5.000%, due 2/15/2024	529,417	0.1
1,006,426	^^	5.000%, due 2/15/2024	1,085,354	0.1
420,413	^^	5.000%, due 3/15/2024	453,383	0.1
1,597,863	^^	5.000%, due 3/15/2024	1,729,664	0.2
638,222	^^	5.000%, due 3/15/2024	693,260	0.1

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
$415,844	^^	5.000%, due 3/15/2024	$451,054	0.1
825,905	^^	5.000%, due 3/15/2024	893,695	0.1
367,060	^^	5.000%, due 3/20/2024	395,992	0.1
1,121,322	^^	5.000%, due 4/15/2024	1,213,815	0.2
574,221	^^	5.000%, due 4/15/2029	629,767	0.1
614,327	^^	5.000%, due 4/15/2030	673,649	0.1
696,191	^^	5.000%, due 10/15/2030	763,419	0.1
570,127	^^	5.000%, due 7/15/2033	621,824	0.1
762,301	^^	5.000%, due 10/20/2033	831,028	0.1
448,729	^^	5.000%, due 12/20/2033	489,185	0.1
395,026	^^	5.000%, due 12/20/2033	430,641	0.1
1,067,064	^^	5.000%, due 12/20/2033	1,163,267	0.1
266,645	^^	5.000%, due 2/20/2034	290,409	0.0
456,386	^^	5.000%, due 3/15/2034	497,627	0.1
1,471,753	^^	5.000%, due 4/15/2034	1,597,389	0.2
447,823	^^	5.000%, due 4/15/2034	486,051	0.1
306,881	^^	5.000%, due 4/20/2034	334,230	0.0
815,189	^^	5.000%, due 6/20/2034	887,838	0.1
414,928	^^	5.000%, due 7/20/2034	451,906	0.1
226,705	^^	5.000%, due 9/20/2034	246,909	0.0
4,602,333		5.000%, due 10/20/2034	4,873,339	0.6
881,282	^^	5.000%, due 12/20/2034	959,821	0.1
515,154	^^	5.000%, due 12/20/2034	561,064	0.1
281,284	^^	5.000%, due 1/15/2035	306,790	0.0
322,518	^^	5.000%, due 3/15/2035	351,159	0.0
894,922	^^	5.000%, due 3/15/2035	975,441	0.1
1,891,842		5.000%, due 3/20/2035	2,025,082	0.3
537,735	^^	5.000%, due 4/15/2035	589,661	0.1
668,363	^^	5.000%, due 4/15/2035	728,586	0.1
1,289,485	^^	5.000%, due 4/15/2035	1,409,234	0.2
327,495	^^	5.000%, due 4/15/2035	356,578	0.0
25,426,083	^	5.000%, due 5/20/2035	3,205,093	0.4
755,451	^^	5.000%, due 5/20/2035	825,291	0.1
431,063	^^	5.000%, due 6/15/2035	472,688	0.1
579,248	^^	5.000%, due 7/15/2035	631,773	0.1
1,746,840	^	5.000%, due 9/16/2035	156,067	0.0
3,979,773	^^	5.000%, due 11/20/2035	4,347,694	0.5
424,177	^^	5.000%, due 12/15/2035	460,387	0.1
2,516,531	^^	5.000%, due 4/20/2036	2,745,247	0.3
2,069,193	^^	5.000%, due 5/20/2036	2,257,252	0.3
38,756,777	^	5.000%, due 4/20/2037	6,565,402	0.8
251,757	^^	5.000%, due 5/20/2037	273,026	0.0
1,426,243	^^	5.000%, due 12/20/2037	1,546,740	0.2
382,958	^^	5.000%, due 12/20/2037	415,312	0.1
1,100,491	^^	5.000%, due 1/20/2038	1,193,319	0.2
1,044,185	^^	5.000%, due 1/20/2038	1,132,264	0.1
570,365	^^	5.000%, due 2/15/2038	619,054	0.1
799,754	^^	5.000%, due 5/20/2038	859,152	0.1
2,527,385	^^	5.000%, due 6/20/2038	2,715,096	0.3
1,370,545	^^	5.000%, due 6/20/2038	1,472,337	0.2
1,051,403	^^	5.000%, due 6/20/2038	1,129,492	0.1
919,449	^^	5.000%, due 8/20/2038	987,738	0.1
3,773,171	^^	5.000%, due 10/20/2038	4,053,407	0.5
1,345,856	^^	5.000%, due 11/20/2038	1,445,814	0.2
2,246,737	^^	5.000%, due 12/20/2038	2,413,604	0.3
7,864,873	^^	5.000%, due 1/20/2039	8,449,004	1.1
1,073,044	^^	5.000%, due 2/15/2039	1,168,668	0.2
925,760	^^	5.000%, due 3/15/2039	1,009,994	0.1
1,613,876		5.000%, due 6/16/2039	1,701,336	0.2
726,690	^^	5.000%, due 7/20/2039	780,662	0.1
1,875,227	^^	5.000%, due 10/20/2039	2,038,625	0.3
1,071,671	^^	5.000%, due 11/15/2039	1,167,842	0.2
2,624,241	^^	5.000%, due 11/15/2039	2,859,739	0.4
4,971,069	^^	5.000%, due 11/15/2039	5,417,171	0.7
2,762,267	^^	5.000%, due 12/20/2039	3,002,959	0.4
4,851,467	^^	5.000%, due 12/20/2039	5,300,732	0.7
28,381,331	^^	5.000%, due 5/15/2040	30,910,522	3.9
3,298,481	^^	5.000%, due 7/15/2040	3,588,301	0.5
18,136,515	^^	5.000%, due 7/20/2040	19,716,847	2.5
3,992,439	^^	5.000%, due 9/15/2040	4,333,252	0.5
2,283,273		5.000%, due 9/15/2040	2,478,183	0.3
1,110,179	^^	5.000%, due 11/15/2040	1,204,949	0.2
4,235,990		5.000%, due 12/15/2040	4,597,594	0.6
6,953,554		5.000%, due 12/20/2040	7,563,801	0.9
7,313,626		5.000%, due 1/15/2041	7,937,951	1.0
1,298,750		5.000%, due 5/15/2041	1,409,617	0.2
10,159,726		5.000%, due 6/15/2041	11,027,007	1.4
7,000,000		5.000%, due 6/20/2041	7,609,948	1.0
537,121	^^	5.100%, due 4/20/2032	586,557	0.1
228,401	^^	5.250%, due 11/20/2036	252,205	0.0
100,802	^^	5.250%, due 3/20/2037	111,260	0.0
70,123	^^	5.250%, due 5/20/2037	77,398	0.0
65,475	^^	5.250%, due 5/20/2037	72,401	0.0
70,251	^^	5.250%, due 6/20/2037	77,540	0.0
224,616	^^	5.250%, due 9/20/2037	248,376	0.0
270,875	^^	5.250%, due 10/20/2037	298,978	0.0
227,598	^^	5.250%, due 11/20/2037	251,212	0.0
82,062	^^	5.250%, due 12/20/2037	90,576	0.0
54,480	^^	5.250%, due 1/20/2038	60,132	0.0
158,690	^^	5.250%, due 1/20/2038	175,154	0.0
1,060,090		5.300%, due 9/20/2036	1,150,071	0.1
794,371		5.300%, due 10/20/2036	877,160	0.1
305,131		5.300%, due 11/20/2036	336,836	0.0
179,969		5.300%, due 11/20/2036	198,725	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
$513,183		5.300%, due 12/20/2036	$566,666	0.1
505,075		5.300%, due 2/20/2037	557,555	0.1
178,366		5.300%, due 3/20/2037	196,899	0.0
204,887		5.300%, due 4/20/2037	226,176	0.0
179,574		5.300%, due 4/20/2037	199,785	0.0
277,201		5.300%, due 6/20/2037	306,091	0.0
284,719		5.300%, due 7/20/2037	314,303	0.0
319,758		5.300%, due 9/20/2037	352,983	0.0
171,021		5.300%, due 9/20/2037	188,791	0.0
67,211		5.300%, due 10/20/2037	74,481	0.0
89,274	^^	5.450%, due 2/15/2029	98,928	0.0
92,011	^^	5.450%, due 10/15/2029	101,961	0.0
13,407,141		5.473%, due 1/20/2060	14,792,268	1.9
493,978	^^	5.500%, due 8/20/2024	545,459	0.1
17,813	^^	5.500%, due 4/20/2029	19,783	0.0
201,241	^^	5.500%, due 10/15/2032	222,842	0.0
900,443	^^	5.500%, due 12/15/2032	1,007,593	0.1
266,997		5.500%, due 12/20/2032	295,699	0.0
295,099	^^	5.500%, due 6/15/2033	326,776	0.0
349,934	^^	5.500%, due 7/15/2033	387,498	0.1
312,234	^^	5.500%, due 7/20/2033	344,718	0.0
270,746		5.500%, due 8/20/2033	299,682	0.0
1,893,894		5.500%, due 10/15/2033	2,097,192	0.3
4,166,887		5.500%, due 11/15/2033	4,614,176	0.6
422,017	^^	5.500%, due 11/20/2033	465,923	0.1
3,241,043	^	5.500%, due 11/20/2033	185,040	0.0
278,072		5.500%, due 12/20/2033	308,458	0.0
114,733	^^	5.500%, due 12/20/2033	126,669	0.0
730,135	^^	5.500%, due 1/15/2034	804,403	0.1
1,022,201	^^	5.500%, due 1/15/2034	1,126,179	0.1
330,463	^^	5.500%, due 2/15/2034	364,078	0.0
1,326,526	^^	5.500%, due 2/15/2034	1,461,459	0.2
412,564	^^	5.500%, due 3/15/2034	458,397	0.1
3,900,143	^^	5.500%, due 3/16/2034	4,371,078	0.5
374,768	^^	5.500%, due 3/20/2034	413,284	0.1
1,072,658	^^	5.500%, due 4/15/2034	1,191,823	0.2
185,277	^^	5.500%, due 4/15/2034	206,662	0.0
1,382,235	^^	5.500%, due 4/15/2034	1,522,834	0.2
627,344	^^	5.500%, due 4/15/2034	695,078	0.1
139,117	^^	5.500%, due 4/20/2034	153,414	0.0
2,983,873	^^	5.500%, due 4/20/2034	3,290,531	0.4
1,651,306	^^	5.500%, due 4/20/2034	1,827,789	0.2
145,608	^^	5.500%, due 4/20/2034	161,147	0.0
150,118	^^	5.500%, due 5/15/2034	166,795	0.0
505,709	^^	5.500%, due 6/15/2034	564,078	0.1
419,794	^^	5.500%, due 6/15/2034	466,431	0.1
230,024	^^	5.500%, due 6/20/2034	253,664	0.0
618,829	^^	5.500%, due 6/20/2034	684,870	0.1
315,149	^^	5.500%, due 7/15/2034	350,160	0.0
475,718	^^	5.500%, due 7/20/2034	526,784	0.1
157,925	^^	5.500%, due 7/20/2034	174,779	0.0
357,262	^^	5.500%, due 8/15/2034	396,952	0.1
3,489,882	^^	5.500%, due 8/15/2034	3,877,586	0.5
773,743	^^	5.500%, due 8/15/2034	859,701	0.1
932,253	^^	5.500%, due 8/15/2034	1,035,820	0.1
253,345	^^	5.500%, due 8/20/2034	279,382	0.0
324,649	^^	5.500%, due 8/20/2034	358,014	0.0
652,535	^^	5.500%, due 9/15/2034	727,850	0.1
1,699,090	^^	5.500%, due 9/15/2034	1,880,415	0.2
854,260	^^	5.500%, due 9/15/2034	949,163	0.1
324,914	^^	5.500%, due 9/15/2034	362,415	0.0
280,236	^^	5.500%, due 9/15/2034	310,157	0.0
481,991	^^	5.500%, due 9/15/2034	535,538	0.1
906,327	^^	5.500%, due 10/15/2034	1,007,014	0.1
225,671	^^	5.500%, due 10/15/2034	250,036	0.0
516,104	^^	5.500%, due 10/15/2034	573,440	0.1
123,736	^^	5.500%, due 12/15/2034	136,980	0.0
123,575	^^	5.500%, due 12/20/2034	136,275	0.0
719,075	^^	5.500%, due 1/15/2035	794,690	0.1
728,496	^^	5.500%, due 1/15/2035	806,146	0.1
521,455	^^	5.500%, due 1/15/2035	581,640	0.1
402,031	^^	5.500%, due 1/20/2035	443,231	0.1
836,949	^^	5.500%, due 2/15/2035	929,928	0.1
650,469	^^	5.500%, due 3/15/2035	725,545	0.1
998,586	^^	5.500%, due 3/15/2035	1,105,024	0.1
560,333	^^	5.500%, due 3/15/2035	625,006	0.1
254,465	^^	5.500%, due 4/15/2035	283,835	0.0
692,682	^^	5.500%, due 4/15/2035	766,063	0.1
523,263	^^	5.500%, due 4/15/2035	583,658	0.1
1,997,569	^^	5.500%, due 5/15/2035	2,207,626	0.3
462,926	^^	5.500%, due 5/15/2035	512,908	0.1
1,376,951	^^	5.500%, due 5/15/2035	1,535,877	0.2
688,135	^^	5.500%, due 5/20/2035	760,926	0.1
751,376	^^	5.500%, due 6/15/2035	838,099	0.1
362,011	^^	5.500%, due 6/20/2035	400,644	0.1
2,803,454	^^	5.500%, due 7/15/2035	3,098,255	0.4
2,240,972	^^	5.500%, due 8/15/2035	2,476,624	0.3
4,327,433	^^	5.500%, due 8/15/2035	4,782,489	0.6
74,133	^^	5.500%, due 8/20/2035	81,987	0.0
785,212	^^	5.500%, due 9/20/2035	868,272	0.1
7,524,008	^^	5.500%, due 12/16/2035	8,399,688	1.1
9,750,000	^^	5.500%, due 3/16/2036	10,617,251	1.3
434,420	^^	5.500%, due 4/15/2036	484,560	0.1
7,934,000	^^	5.500%, due 4/20/2036	8,690,256	1.1
767,470	^^	5.500%, due 5/15/2036	856,050	0.1
690,478	^^	5.500%, due 6/20/2036	762,978	0.1
518,707	^^	5.500%, due 8/15/2036	578,575	0.1
773,020	^^	5.500%, due 9/15/2036	862,241	0.1
7,197,000	^^	5.500%, due 9/20/2036	7,909,068	1.0
1,415,353	^^	5.500%, due 10/15/2036	1,578,711	0.2
300,011	^^	5.500%, due 11/15/2036	334,638	0.0
1,770,727	^^	5.500%, due 12/15/2036	1,975,102	0.3
1,164,861	^^	5.500%, due 4/15/2037	1,299,308	0.2
3,668,630	^^	5.500%, due 10/20/2037	4,119,894	0.5

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
$657,866	^^	5.500%, due 6/20/2038	$714,607	0.1
694,546	^^	5.500%, due 8/20/2038	754,451	0.1
225,453	^^	5.500%, due 9/20/2038	244,898	0.0
1,088,543	^^	5.500%, due 9/20/2038	1,182,429	0.2
211,907	^^	5.500%, due 10/20/2038	230,184	0.0
2,319,296	^^	5.500%, due 11/20/2038	2,519,336	0.3
213,102	^^	5.500%, due 12/20/2038	231,482	0.0
645,901	^^	5.500%, due 1/15/2039	714,023	0.1
840,522	^^	5.500%, due 1/15/2039	933,899	0.1
632,080	^^	5.500%, due 1/20/2039	686,597	0.1
3,929,858	^^	5.500%, due 3/20/2039	4,268,808	0.5
342,072	^^	5.500%, due 6/20/2039	371,575	0.1
1,022,095		5.500%, due 5/15/2040	1,128,617	0.1
1,526,116		5.500%, due 5/15/2040	1,681,351	0.2
2,463,695		5.500%, due 6/15/2040	2,714,299	0.3
4,130,159	^^	5.500%, due 8/15/2040	4,550,273	0.6
1,133,952	^^	5.500%, due 9/15/2040	1,249,296	0.2
1,834,665		5.500%, due 9/15/2040	2,021,285	0.3
2,166,935	^^	5.500%, due 9/15/2040	2,387,353	0.3
1,592,592		5.500%, due 9/15/2040	1,754,589	0.2
1,137,616		5.500%, due 10/15/2040	1,253,333	0.2
966,838	^^	5.500%, due 10/15/2040	1,065,183	0.1
4,223,061		5.500%, due 10/15/2040	4,652,625	0.6
1,652,111	^^	5.500%, due 11/15/2040	1,820,162	0.2
2,335,453	^^	5.500%, due 11/15/2040	2,573,013	0.3
2,750,991	^^	5.500%, due 11/15/2040	3,030,818	0.4
2,303,230		5.500%, due 1/15/2041	2,537,511	0.3
5,045,648		5.500%, due 2/15/2041	5,558,885	0.7
2,327,832		5.500%, due 3/15/2041	2,564,616	0.3
4,989,057		5.500%, due 4/15/2041	5,496,538	0.7
296,894	^^	5.550%, due 6/15/2027	308,871	0.0
369,115	^^	5.600%, due 12/20/2036	409,929	0.1
529,082	^^	5.600%, due 12/20/2036	587,584	0.1
291,012	^^	5.600%, due 1/20/2037	323,045	0.0
116,580	^^	5.600%, due 1/20/2037	129,412	0.0
111,707	^^	5.600%, due 3/20/2037	124,003	0.0
253,682	^^	5.600%, due 4/20/2037	281,605	0.0
88,111	^^	5.600%, due 7/20/2037	96,253	0.0
32,201	^^	5.600%, due 10/20/2037	35,177	0.0
95,796	^^	5.600%, due 1/20/2038	104,517	0.0
110,733	^^	5.600%, due 2/20/2038	120,814	0.0
82,440	^^	5.600%, due 2/20/2038	89,945	0.0
238,097		5.625%, due 1/20/2037	264,294	0.0
333,418		5.625%, due 1/20/2037	370,102	0.1
61,805		5.625%, due 2/20/2037	68,605	0.0
257,708		5.625%, due 3/20/2037	286,062	0.0
85,044		5.625%, due 4/20/2037	94,401	0.0
87,047		5.625%, due 4/20/2037	96,625	0.0
330,076		5.625%, due 6/20/2037	366,393	0.1
129,529		5.625%, due 6/20/2037	143,781	0.0
128,691		5.625%, due 6/20/2037	142,851	0.0
140,391		5.625%, due 11/20/2037	155,838	0.0
85,773		5.625%, due 11/20/2037	95,418	0.0
79,952		5.625%, due 1/20/2038	88,749	0.0
181,547		5.625%, due 1/20/2038	201,522	0.0
69,238		5.625%, due 2/20/2038	76,856	0.0
547,013	^^	5.625%, due 4/15/2039	604,405	0.1
9,601,072	^^	5.630%, due 7/15/2045	10,008,464	1.3
481,668	^^	5.680%, due 5/15/2047	512,819	0.1
483,459	^^	5.690%, due 11/15/2042	511,620	0.1
102,706	^^	5.750%, due 11/20/2027	114,004	0.0
176,354	^^	5.750%, due 12/20/2027	195,753	0.0
95,431	^^	5.750%, due 2/20/2028	105,929	0.0
229,550	^^	5.750%, due 3/20/2028	254,801	0.0
74,310	^^	5.750%, due 3/20/2028	80,563	0.0
287,604	^^	5.750%, due 4/20/2028	319,240	0.0
141,931	^^	5.750%, due 7/20/2028	155,753	0.0
59,430	^^	5.750%, due 1/20/2029	65,930	0.0
103,895	^^	5.750%, due 4/20/2029	115,323	0.0
392,528	^^	5.750%, due 7/20/2029	435,460	0.1
10,800,000	^^	5.750%, due 7/20/2038	11,943,369	1.5
5,522,034	^^	5.950%, due 2/15/2044	5,944,040	0.7
1,851,163	^^	5.970%, due 11/15/2031	1,996,930	0.3
253,517	^^	6.000%, due 1/20/2024	277,897	0.0
383,797	^^	6.000%, due 10/15/2025	432,032	0.1
1,116,795	^^	6.000%, due 4/15/2026	1,251,985	0.2
254,375	^^	6.000%, due 10/20/2027	283,106	0.0
290,853	^^	6.000%, due 7/15/2028	326,543	0.0
56,484	^^	6.000%, due 7/15/2028	63,415	0.0
340,182	^^	6.000%, due 8/15/2028	381,925	0.1
305,001	^^	6.000%, due 9/15/2028	342,427	0.0
82,327	^^	6.000%, due 9/15/2028	92,429	0.0
178,300	^^	6.000%, due 2/15/2029	200,314	0.0
147,027	^^	6.000%, due 4/15/2029	165,068	0.0
230,813	^^	6.000%, due 5/15/2029	258,972	0.0
100,299	^^	6.000%, due 12/15/2029	112,535	0.0
272,473	^^	6.000%, due 2/15/2032	305,099	0.0
1,089,624	^^	6.000%, due 7/15/2032	1,220,095	0.2
68,834	^^	6.000%, due 8/15/2032	77,076	0.0
2,986,870	^^	6.000%, due 9/15/2032	3,344,516	0.4
310,614	^^	6.000%, due 9/15/2032	347,806	0.0
892,235	^^	6.000%, due 11/15/2032	999,071	0.1
12,293	^^	6.000%, due 11/15/2032	13,765	0.0
714,118	^^	6.000%, due 12/15/2032	799,626	0.1
395,706	^^	6.000%, due 1/15/2033	443,088	0.1
2,712,660	^^	6.000%, due 1/15/2033	3,037,473	0.4
2,878,201	^^	6.000%, due 1/15/2033	3,222,836	0.4
1,284,079	^^	6.000%, due 1/15/2033	1,437,835	0.2
58,008	^^	6.000%, due 1/15/2033	64,954	0.0
291,545	^^	6.000%, due 2/15/2033	326,455	0.0
126,861	^^	6.000%, due 2/15/2033	142,051	0.0
581,191	^^	6.000%, due 2/15/2033	650,783	0.1

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
$649,119	^^	6.000%, due 3/15/2033	$726,844	0.1
473,756	^^	6.000%, due 3/15/2033	530,483	0.1
218,955	^^	6.000%, due 4/15/2033	245,173	0.0
346,751	^^	6.000%, due 5/15/2033	388,270	0.1
509,000	^^	6.000%, due 5/15/2033	569,948	0.1
1,055,591	^^	6.000%, due 9/15/2033	1,181,987	0.2
342,930	^^	6.000%, due 9/15/2033	383,992	0.1
113,123	^^	6.000%, due 9/15/2033	126,668	0.0
77,739	^^	6.000%, due 9/15/2033	87,047	0.0
281,765	^^	6.000%, due 10/15/2033	315,503	0.0
243,249	^^	6.000%, due 10/15/2033	272,376	0.0
328,232	^^	6.000%, due 10/15/2033	367,534	0.1
379,760	^^	6.000%, due 10/15/2033	425,233	0.1
962,748	^^	6.000%, due 12/15/2033	1,078,027	0.1
436,465	^^	6.000%, due 1/15/2034	486,681	0.1
2,336,740	^	6.000%, due 1/20/2034	479,423	0.1
264,884	^^	6.000%, due 1/20/2034	294,897	0.0
719,072	^^	6.000%, due 2/20/2034	800,546	0.1
435,807	^^	6.000%, due 3/20/2034	485,185	0.1
197,581	^^	6.000%, due 3/20/2034	219,968	0.0
134,668	^^	6.000%, due 3/20/2034	149,927	0.0
1,272,770	^^	6.000%, due 3/20/2034	1,416,980	0.2
217,731	^^	6.000%, due 4/20/2034	242,400	0.0
623,437	^^	6.000%, due 5/20/2034	694,075	0.1
303,083	^^	6.000%, due 5/20/2034	337,424	0.0
51,946	^^	6.000%, due 6/20/2034	57,832	0.0
410,485	^^	6.000%, due 6/20/2034	456,995	0.1
9,299,288	^^	6.000%, due 7/20/2034	10,352,935	1.3
239,877	^^	6.000%, due 7/20/2034	267,056	0.0
908,466	^^	6.000%, due 8/20/2034	1,011,399	0.1
344,269	^^	6.000%, due 9/15/2034	389,903	0.1
572,180	^^	6.000%, due 10/15/2034	644,089	0.1
328,137	^^	6.000%, due 10/20/2034	365,316	0.1
496,283	^^	6.000%, due 10/20/2034	552,514	0.1
328,929	^^	6.000%, due 10/20/2034	366,198	0.1
93,153	^^	6.000%, due 10/20/2034	103,707	0.0
66,830	^^	6.000%, due 10/20/2034	74,178	0.0
299,750	^^	6.000%, due 10/20/2034	333,713	0.0
73,129	^^	6.000%, due 10/20/2034	81,415	0.0
431,344	^^	6.000%, due 10/20/2034	478,770	0.1
444,256	^^	6.000%, due 11/20/2034	494,592	0.1
449,664	^^	6.000%, due 11/20/2034	500,613	0.1
2,571,889	^^	6.000%, due 11/20/2034	2,863,294	0.4
113,350	^^	6.000%, due 11/20/2034	126,193	0.0
63,980	^^	6.000%, due 11/20/2034	71,229	0.0
529,896	^^	6.000%, due 12/20/2034	589,935	0.1
506,431	^^	6.000%, due 12/20/2034	563,811	0.1
2,514,591	^^	6.000%, due 12/20/2034	2,799,504	0.4
645,917	^^	6.000%, due 12/20/2034	719,102	0.1
203,657	^^	6.000%, due 1/20/2035	226,834	0.0
477,338	^^	6.000%, due 1/20/2035	531,662	0.1
92,915	^^	6.000%, due 1/20/2035	103,489	0.0
475,412	^^	6.000%, due 2/20/2035	529,517	0.1
1,247,346	^^	6.000%, due 3/15/2035	1,394,364	0.2
122,306	^^	6.000%, due 3/20/2035	136,225	0.0
458,970	^^	6.000%, due 3/20/2035	511,203	0.1
157,820	^^	6.000%, due 4/20/2035	175,781	0.0
150,751	^^	6.000%, due 6/20/2035	167,908	0.0
480,415	^^	6.000%, due 5/15/2036	544,095	0.1
674,813	^^	6.000%, due 6/15/2036	764,261	0.1
565,033	^^	6.000%, due 6/15/2036	639,930	0.1
263,199	^^	6.000%, due 7/15/2036	298,087	0.0
803,772	^^	6.000%, due 7/15/2036	910,313	0.1
998,167	^^	6.000%, due 8/15/2036	1,130,476	0.1
940,313	^^	6.000%, due 9/15/2036	1,064,953	0.1
213,836	^^	6.000%, due 1/20/2037	236,490	0.0
1,580,914	^^	6.000%, due 3/15/2037	1,762,801	0.2
509,769	^^	6.000%, due 9/20/2037	565,578	0.1
2,490,788		6.000%, due 10/20/2037	2,985,152	0.4
676,142	^^	6.000%, due 12/20/2037	747,770	0.1
262,782	^^	6.000%, due 5/20/2038	286,323	0.0
1,763,269	^^	6.000%, due 7/15/2038	1,966,137	0.2
2,856,932	^^	6.000%, due 8/15/2038	3,185,628	0.4
3,036,052	^^	6.000%, due 8/15/2038	3,385,356	0.4
1,005,183	^^	6.000%, due 8/20/2038	1,100,257	0.1
838,095	^^	6.000%, due 9/15/2038	949,187	0.1
1,329,339	^^	6.000%, due 9/20/2038	1,455,072	0.2
632,165	^^	6.000%, due 10/15/2038	704,897	0.1
1,751,361	^^	6.000%, due 10/20/2038	1,917,010	0.2
421,886	^^	6.000%, due 11/15/2038	473,853	0.1
497,237	^^	6.000%, due 12/15/2038	554,445	0.1
336,010	^^	6.000%, due 12/15/2038	376,348	0.1
1,830,733		6.000%, due 7/16/2039	2,066,024	0.3
2,350,325	^^	6.000%, due 8/15/2039	2,639,831	0.3
901,475	^^	6.000%, due 8/15/2039	1,011,784	0.1
1,395,148	^^	6.000%, due 8/15/2039	1,566,998	0.2
5,099,709		6.000%, due 3/15/2041	5,686,441	0.7
192,545	^^	6.125%, due 2/15/2039	215,713	0.0
158,324	^^	6.125%, due 4/15/2039	177,374	0.0
332,142	^^	6.200%, due 8/20/2028	369,460	0.1
1,201,415	^^	6.200%, due 10/20/2028	1,336,399	0.2
60,717	^^	6.200%, due 11/20/2028	67,539	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
$110,748	^^	6.200%, due 12/20/2028	$123,357	0.0
243,656	^^	6.200%, due 2/20/2029	271,031	0.0
113,550	^^	6.200%, due 4/20/2029	126,393	0.0
265,171	^^	6.200%, due 7/20/2029	295,362	0.0
74,227	^^	6.200%, due 8/20/2029	82,678	0.0
131,605	^^	6.200%, due 8/20/2029	146,391	0.0
78,235	^^	6.200%, due 10/20/2029	87,025	0.0
49,692	^^	6.200%, due 10/20/2029	55,225	0.0
172,462	^^	6.200%, due 12/20/2029	191,397	0.0
460,033	^^	6.200%, due 2/20/2030	512,409	0.1
318,656	^^	6.250%, due 9/15/2027	360,655	0.0
20,944	^^	6.250%, due 3/15/2028	23,706	0.0
18,168	^^	6.250%, due 4/15/2028	20,565	0.0
257,561	^^	6.250%, due 9/15/2029	291,533	0.0
124,786	^^	6.280%, due 1/20/2026	138,487	0.0
372,247	^^	6.280%, due 5/20/2026	413,117	0.1
16,409,699	^	6.314%, due 9/20/2037	2,133,779	0.3
18,232,997	^	6.314%, due 9/20/2038	3,101,429	0.4
7,419,590	^	6.315%, due 5/16/2038	1,128,213	0.1
384,901	^^	6.490%, due 1/15/2028	439,066	0.1
79,034	^^	6.500%, due 3/15/2028	90,186	0.0
6,582	^^	6.500%, due 3/15/2028	7,511	0.0
68,102	^^	6.500%, due 8/15/2028	77,711	0.0
919,079	^^	6.500%, due 11/15/2028	1,048,755	0.1
159,052	^^	6.500%, due 7/20/2029	180,234	0.0
565,617	^^	6.500%, due 8/20/2031	640,856	0.1
1,114,012	^^	6.500%, due 1/15/2032	1,271,192	0.2
96,618	^^	6.500%, due 4/20/2032	109,470	0.0
162,130	^^	6.500%, due 7/20/2032	183,696	0.0
128,778	^^	6.500%, due 10/20/2033	145,872	0.0
530,520	^^	6.500%, due 11/15/2033	604,637	0.1
212,891	^^	6.500%, due 11/20/2033	241,150	0.0
183,117	^^	6.500%, due 2/20/2034	207,425	0.0
148,824	^^	6.500%, due 3/20/2034	168,580	0.0
112,418	^^	6.500%, due 7/20/2034	127,341	0.0
803,307	^^	6.500%, due 8/20/2034	914,732	0.1
355,903	^^	6.500%, due 8/20/2034	403,148	0.1
214,729	^^	6.500%, due 8/20/2034	243,234	0.0
243,261	^^	6.500%, due 9/20/2034	275,554	0.0
93,932	^^	6.500%, due 9/20/2034	106,401	0.0
10,041	^^	6.500%, due 9/20/2034	11,374	0.0
582,230	^^	6.500%, due 9/20/2034	659,519	0.1
352,640	^^	6.500%, due 10/20/2034	399,452	0.1
1,833,485	^^	6.500%, due 11/20/2034	2,087,462	0.3
278,853	^^	6.500%, due 11/20/2034	315,870	0.0
285,007	^^	6.500%, due 12/20/2034	322,841	0.0
156,323	^^	6.500%, due 12/20/2034	177,075	0.0
226,348	^^	6.500%, due 3/20/2035	256,323	0.0
703,413	^^	6.500%, due 5/15/2036	813,871	0.1
565,588	^^	6.500%, due 9/15/2036	644,328	0.1
369,919	^^	6.500%, due 9/15/2036	421,418	0.1
481,798	^^	6.500%, due 11/15/2036	548,791	0.1
591,405	^^	6.500%, due 5/20/2038	654,796	0.1
180,733	^^	6.500%, due 7/20/2038	196,486	0.0
5,056,414		6.500%, due 1/20/2039	5,703,740	0.7
211,002	^^	6.600%, due 10/20/2026	241,926	0.0
313,317	^^	6.600%, due 2/20/2027	359,573	0.0
91,216	^^	6.600%, due 5/20/2027	104,683	0.0
379,790	^^	6.600%, due 6/20/2027	435,860	0.1
321,777	^^	6.600%, due 7/20/2027	369,282	0.1
110,886	^^	6.600%, due 9/20/2027	127,256	0.0
241,804	^^	6.600%, due 10/20/2027	277,502	0.0
68,407	^^	6.600%, due 12/20/2027	78,506	0.0
242,867	^^	6.600%, due 2/20/2028	278,947	0.0
601,067	^^	6.600%, due 7/20/2028	690,362	0.1
4,158	^^	6.750%, due 8/15/2028	4,810	0.0
131,307	^^	6.750%, due 10/15/2028	151,903	0.0
144,626	^^	6.750%, due 10/15/2028	167,312	0.0
597,352	^^	6.750%, due 4/20/2037	685,022	0.1
42,266	^^	7.000%, due 9/15/2023	49,061	0.0
10,634	^^	7.000%, due 12/15/2023	12,261	0.0
10,361	^^	7.000%, due 4/15/2026	12,050	0.0
91,016	^^	7.000%, due 1/15/2027	106,016	0.0
129,215	^^	7.000%, due 11/15/2027	150,510	0.0
125,070	^^	7.000%, due 7/15/2028	145,868	0.0
19,669	^^	7.000%, due 7/15/2028	22,940	0.0
17,328	^^	7.000%, due 7/15/2029	20,231	0.0
43,756	^^	7.000%, due 5/15/2031	51,282	0.0
339,026	^^	7.000%, due 6/15/2031	396,198	0.1
160,657	^^	7.000%, due 9/15/2031	188,291	0.0
70,923	^^	7.000%, due 11/15/2031	82,315	0.0
155,399	^^	7.000%, due 12/15/2031	182,129	0.0
304,011	^^	7.000%, due 1/15/2032	355,798	0.0
176,300	^^	7.000%, due 1/15/2032	206,331	0.0
373,065	^^	7.000%, due 1/15/2032	436,614	0.1
303,316	^^	7.000%, due 1/15/2032	354,983	0.0
449,660	^^	7.000%, due 2/15/2032	526,257	0.1
187,530	^^	7.000%, due 2/15/2032	219,474	0.0
788,651	^^	7.000%, due 2/15/2032	922,992	0.1
194,527	^^	7.000%, due 2/15/2032	227,664	0.0
482,641	^^	7.000%, due 2/15/2032	564,855	0.1
236,874	^^	7.000%, due 2/15/2032	277,224	0.0
308,151	^^	7.000%, due 3/15/2032	360,643	0.0
112,123	^^	7.000%, due 3/15/2032	131,222	0.0
126,843	^^	7.000%, due 3/15/2032	148,450	0.0
737,129	^^	7.000%, due 3/15/2032	862,694	0.1
336,443	^^	7.000%, due 3/15/2032	393,754	0.1
51,144	^^	7.000%, due 3/15/2032	59,856	0.0
204,321	^^	7.000%, due 4/15/2032	239,125	0.0
372,634	^^	7.000%, due 4/15/2032	436,110	0.1
427,955	^^	7.000%, due 4/15/2032	500,854	0.1
345,225	^^	7.000%, due 4/15/2032	404,032	0.1

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
$702,259	^^	7.000%, due 5/15/2032	$821,884	0.1
116,195	^^	7.000%, due 6/20/2034	134,267	0.0
349,528	^^	7.000%, due 9/20/2034	403,890	0.1
61,079	^^	7.000%, due 9/20/2034	70,578	0.0
156,486	^^	7.000%, due 9/20/2034	180,825	0.0
139,544	^^	7.000%, due 8/20/2036	161,379	0.0
6,780,230	^^	7.000%, due 10/20/2038	7,843,358	1.0
2,206,299	^^	7.000%, due 12/15/2038	2,560,964	0.3
1,026,499	^^	7.000%, due 12/15/2038	1,191,510	0.2
3,273,047	^^	7.000%, due 12/20/2038	3,747,736	0.5
6,271,864	^^	7.200%, due 3/15/2039	6,751,180	0.8
22,511	^^	7.250%, due 1/15/2029	26,266	0.0
4,977,784	^	7.315%, due 5/16/2031	939,878	0.1
4,011,018	^^	7.350%, due 3/15/2043	4,312,865	0.5
2,942,572	^	7.415%, due 10/16/2029	579,372	0.1
44,213	^^	7.500%, due 8/20/2027	51,686	0.0
129,861	^^	7.500%, due 12/15/2028	156,454	0.0
260,775	^^	7.500%, due 10/15/2030	307,096	0.0
17,253	^^	7.500%, due 1/15/2031	20,362	0.0
19,855	^^	7.500%, due 1/15/2031	23,432	0.0
147,334	^^	7.500%, due 10/15/2031	173,882	0.0
81,346	^^	7.500%, due 1/15/2032	96,257	0.0
4,104,249		7.500%, due 2/20/2034	4,422,431	0.6
1,003,917	^^	7.500%, due 10/15/2038	1,167,583	0.2
18,690	^^	7.800%, due 5/15/2019	18,820	0.0
3,979	^^	8.000%, due 3/20/2024	4,044	0.0
26,785	^^	8.000%, due 11/15/2025	31,797	0.0
18,558	^^	8.000%, due 7/15/2026	22,005	0.0
56,108	^^	8.000%, due 7/15/2026	66,530	0.0
109,163	^^	8.000%, due 9/15/2026	129,440	0.0
31,182	^^	8.000%, due 9/20/2026	36,862	0.0
24,362	^^	8.000%, due 12/15/2026	28,887	0.0
14,530	^^	8.000%, due 4/15/2027	17,257	0.0
30,007	^^	8.000%, due 6/15/2027	35,639	0.0
47,500	^^	8.000%, due 7/15/2027	56,088	0.0
14,488	^^	8.000%, due 3/15/2028	17,231	0.0
26,393	^^	8.050%, due 7/15/2019	26,831	0.0
249,783	^^	8.814%, due 4/20/2034	277,701	0.0
28,239	^^	9.000%, due 5/15/2016	28,663	0.0
15,426	^^	9.000%, due 7/15/2016	17,501	0.0
5,918	^^	9.500%, due 11/15/2021	7,021	0.0
479,603		19.648%, due 9/20/2037	615,787	0.1
181,314	^^	31.800%, due 4/20/2031	300,773	0.0
1,107,231		6.000%, due 7/20/2039	1,238,554	0.2
			794,051,203	99.1
		Other U.S. Agency Obligations: 0.0%
1,966	^^	8.250%, due 11/1/2011	2,015	0.0
		Total U.S. Government Agency Obligations
		(Cost $889,392,118)	932,437,196	116.4
		Liabilities in Excess of Other Assets	(131,068,421)	(16.4)
		Net Assets	$801,368,775	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	*	Cost for federal income tax purposes is $889,395,817.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$44,382,094
		Gross Unrealized Depreciation	(1,340,715)
		Net Unrealized appreciation	$43,041,379

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$932,437,196	$—	$932,437,196
Total Investments, at value	$—	$932,437,196	$—	$932,437,196
Other Financial Instruments+
Futures	719,377	—	—	719,377
Total Assets	$719,377	$932,437,196	$—	$933,156,573

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$5,450,000	$—	$—	$—	$—	$—	$—	$(5,450,000)	$—
Total Investments, at value	$5,450,000	$—	$—	$—	$—	$—	$—	$(5,450,000)	$—

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING GNMA Income Fund Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	810	09/21/11	$99,085,785	$719,377
			$99,085,785	$719,377

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.2%
		Consumer Discretionary: 25.2%
$665,000		Accuride Corp., 9.500%, 08/01/18	$714,875	0.6
355,000		Affinia Group, Inc., 9.000%, 11/30/14	362,100	0.3
223,000	#	Affinia Group, Inc., 10.750%, 08/15/16	249,760	0.2
370,000		Allbritton Communications Co., 8.000%, 05/15/18	378,325	0.3
700,000	#	AMC Entertainment Holdings, Inc., 9.750%, 12/01/20	719,250	0.6
120,000	#	AMC Networks, Inc., 7.750%, 07/15/21	125,700	0.1
315,000		American Axle & Manufacturing, Inc., 5.250%, 02/11/14	312,638	0.3
34,781	#	American Media, Inc., 13.500%, 06/15/18	37,650	0.0
310,000	#	Ameristar Casinos, Inc., 7.500%, 04/15/21	321,238	0.3
260,000		ArvinMeritor, Inc., 8.125%, 09/15/15	272,350	0.2
305,000		ArvinMeritor, Inc., 10.625%, 03/15/18	343,888	0.3
90,000	#	Asbury Automotive Group, Inc., 8.375%, 11/15/20	92,025	0.1
155,000		Bon-Ton Stores, Inc., 10.250%, 03/15/14	155,775	0.1
150,000	#	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18	155,437	0.1
231,000	#	Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19	229,845	0.2
720,000		Cablevision Systems Corp., 7.750%, 04/15/18	771,300	0.6
450,000		Cablevision Systems Corp., 8.000%, 04/15/20	484,875	0.4
250,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	258,125	0.2
1,550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	1,613,937	1.3
420,000		Cedar Fair L.P./Canada’s Wonderland Co/Magnum Management Corp., 9.125%, 08/01/18	450,450	0.4
1,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	1,045,000	0.9
730,000	#,Z	Checkout Holding Corp., 10.49%, 11/15/15	471,762	0.4
200,000	#	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	197,000	0.2
200,000	#	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	197,500	0.2
120,000	#	Cinemark USA, Inc., 7.375%, 06/15/21	120,000	0.1
195,000	#	Citadel Broadcasting Corp., 7.750%, 12/15/18	208,163	0.2
185,000	#	CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	191,937	0.2
75,000	#,&	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	81,750	0.1
638,000	#	Clear Channel Communications, Inc., 9.000%, 03/01/21	614,075	0.5
100,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	109,250	0.1
425,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	465,375	0.4
510,000	#	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	512,550	0.4
235,000		Cott Beverages, Inc., 8.375%, 11/15/17	247,337	0.2
120,000	#	Crown Media Holdings, Inc., 10.500%, 07/15/19	124,200	0.1
635,000	#	Cumulus Media, Inc., 7.750%, 05/01/19	615,950	0.5
85,000		Dana Holding Corp., 6.500%, 02/15/19	84,575	0.1
70,000		Dana Holding Corp., 6.750%, 02/15/21	69,388	0.1
380,000	#	DineEquity, Inc., 9.500%, 10/30/18	414,200	0.3
680,000		DISH DBS Corp., 7.875%, 09/01/19	736,950	0.6
540,000	#	Exide Technologies, 8.625%, 02/01/18	564,300	0.5
395,000		Gray Television, Inc., 10.500%, 06/29/15	412,775	0.3
190,000		Hanesbrands, Inc., 6.375%, 12/15/20	185,250	0.2
840,000		Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/18	762,300	0.6
590,000		Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	654,163	0.5

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: (continued)
$140,000	#	Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	$140,175	0.1
258,000		JC Penney Corp., Inc., 6.375%, 10/15/36	232,200	0.2
123,000		KB Home, 6.375%, 08/15/11	123,928	0.1
215,000		KB Home, 7.250%, 06/15/18	195,381	0.2
440,000		Limited Brands, Inc., 8.500%, 06/15/19	503,800	0.4
395,000		LIN Television Corp., 8.375%, 04/15/18	417,713	0.3
365,000	#	McJunkin Red Man Corp., 9.500%, 12/15/16	373,212	0.3
445,000		Media General, Inc., 11.750%, 02/15/17	434,987	0.4
243,000		Mediacom Broadband, LLC, 8.500%, 10/15/15	250,290	0.2
535,000		Mediacom LLC / Mediacom Capital Corp., 9.125%, 08/15/19	567,100	0.5
30,000		MGM Resorts International, 9.000%, 03/15/20	33,000	0.0
295,000		MGM Resorts International, 10.375%, 05/15/14	336,300	0.3
405,000	+	Michaels Stores, Inc., 0.730%, 11/01/16	421,200	0.3
385,000	#	Michaels Stores, Inc., 7.750%, 11/01/18	387,887	0.3
280,000		Michaels Stores, Inc., 11.375%, 11/01/16	299,600	0.2
200,000	#	National CineMedia LLC, 7.875%, 07/15/21	203,570	0.2
275,000	#	NCL Corp. Ltd., 9.500%, 11/15/18	294,250	0.2
470,000	#	Needle, 8.125%, 03/15/19	475,875	0.4
485,000		New Albertsons, Inc., 7.450%, 08/01/29	403,763	0.3
404,996	&	Nexstar Broadcasting, Inc., 7.000%, 01/15/14	402,971	0.3
175,000		Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	185,062	0.2
415,000	#	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	437,825	0.4
450,000	#	Petco Animal Supplies, Inc., 9.250%, 12/01/18	480,375	0.4
255,000	#	Pilgrim’s Pride Corp., 7.875%, 12/15/18	237,150	0.2
620,000		Pinnacle Entertainment, Inc., 8.750%, 05/15/20	652,550	0.5
305,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	314,912	0.3
205,000		Prestige Brands, Inc., 8.250%, 04/01/18	215,762	0.2
110,000	#	Prestige Brands, Inc., 8.250%, 04/01/18	115,775	0.1
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	147,600	0.1
195,000		Scientific Games Corp., 8.125%, 09/15/18	203,288	0.2
385,000	#	Sinclair Television Group, Inc., 9.250%, 11/01/17	424,463	0.3
10,000		Sinclair Television Group, Inc., 8.375%, 10/15/18	10,550	0.0
145,000	#	Sirius XM Radio, Inc., 8.750%, 04/01/15	160,588	0.1
300,000		Sonic Automotive, Inc., 9.000%, 03/15/18	317,250	0.3
215,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	224,406	0.2
430,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	451,500	0.4
230,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	257,025	0.2
695,000		Universal City Development Partners Ltd. / UCDP Finance, Inc., 8.875%, 11/15/15	776,663	0.6
410,000		Visant Corp., 10.000%, 10/01/17	426,400	0.4
315,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	343,744	0.3
290,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	304,500	0.3
			30,319,883	25.2
		Consumer Staples: 7.2%
365,000	#	American Rock Salt Co. LLC/American Rock Capital Corp., 8.250%, 05/01/18	368,194	0.3
350,000		Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 7.750%, 05/15/16	357,875	0.3
195,000		Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, 03/15/18	209,137	0.2
170,000	#,&	Bumble Bee, 9.625%, 03/15/18	155,550	0.1
185,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	186,850	0.2
528,000	#	CDRT Merger Sub, Inc., 8.125%, 06/01/19	529,320	0.4
400,000		Central Garden and Pet Co., 8.250%, 03/01/18	415,000	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
$245,000		Cenveo Corp., 8.875%, 02/01/18	$238,875	0.2
170,000	#	Cenveo Corp., 10.500%, 08/15/16	167,875	0.1
153,850	&	Ceridian Corp., 12.250%, 11/15/15	156,927	0.1
295,000		Eliz Arden, 7.375%, 03/15/21	308,644	0.3
220,000	#	Hertz Corp., 7.375%, 01/15/21	224,950	0.2
58,000		Hertz Corp., 8.875%, 01/01/14	59,740	0.1
450,000	#	Hertz Corp./The, 6.750%, 04/15/19	447,750	0.4
320,000		Iron Mountain, Inc., 8.000%, 06/15/20	332,800	0.3
210,000		Iron Mountain, Inc., 8.750%, 07/15/18	219,187	0.2
650,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	750,750	0.6
200,000	#	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	195,500	0.2
295,000	#	Neff Rental LLC/Neff Finance Corp., 9.625%, 05/15/16	282,094	0.2
470,000	#	RSC Equipment Rental, Inc., 10.000%, 07/15/17	526,400	0.4
190,000		RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	190,000	0.2
287,000	#	Seminole Indian Tribe of Florida, 7.750%, 10/01/17	298,480	0.2
220,000		Service Corp. International/US, 6.750%, 04/01/15	237,050	0.2
420,000		ServiceMaster Co/The, 7.450%, 08/15/27	346,500	0.3
570,000	#,&	ServiceMaster Co/The, 10.750%, 07/15/15	604,200	0.5
150,000	#	Stater Bros Holdings, Inc., 7.375%, 11/15/18	156,375	0.1
375,000		United Rentals North America, Inc., 8.375%, 09/15/20	381,563	0.3
210,000	#	US Foodservice, 8.500%, 06/30/19	204,750	0.2
125,000	#	WP Rocket Merger Sub, Inc., 10.125%, 07/15/19	126,562	0.1
			8,678,898	7.2
		Energy: 14.5%
120,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	121,200	0.1
245,000		Alpha Natural Resources, Inc., 6.000%, 06/01/19	245,613	0.2
555,000	#	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	557,775	0.5
385,000	#	Arch Coal, Inc., 7.250%, 06/15/21	387,406	0.3
180,000	#	Arch Coal, Inc., 7.000%, 06/15/19	180,450	0.1
200,000		ATP Oil & Gas Corp./United States, 11.875%, 05/01/15	204,000	0.2
375,000	#	Basic Energy Services, Inc., 7.750%, 02/15/19	377,813	0.3
475,000		Berry Petroleum Co., 10.250%, 06/01/14	545,062	0.5
400,000		Breitnurn, 8.625%, 10/15/20	424,000	0.3
85,000	#	Brigham Exploration Co., 6.875%, 06/01/19	84,787	0.1
290,000		Brigham Exploration Co., 8.750%, 10/01/18	317,550	0.3
340,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	344,250	0.3
425,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	439,875	0.4
405,000		Chaparral Energy, Inc., 8.875%, 02/01/17	421,200	0.3
145,000		Chaparral Energy, Inc., 8.250%, 09/01/21	146,812	0.1
205,000		Chaparral Energy, Inc., 9.875%, 10/01/20	222,425	0.2
335,000	#	Clayton Wms, 7.750%, 04/01/19	329,138	0.3
365,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	378,687	0.3
200,000		Consol Energy, Inc., 8.250%, 04/01/20	219,000	0.2
200,000		Consol Energy, Inc., 8.000%, 04/01/17	219,000	0.2
200,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	198,000	0.2
370,000		Covanta Holding Corp., 7.250%, 12/01/20	388,847	0.3
405,000	#	Eagle Rock Energy Partners L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	405,506	0.3
625,000		El Paso Corp., 7.250%, 06/01/18	705,139	0.6
480,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	511,200	0.4
285,000	#	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	304,238	0.3
625,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	675,000	0.6

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
$385,000		International Coal Group, Inc., 9.125%, 04/01/18	$485,100	0.4
200,000	#	James River, 7.875%, 04/01/19	199,000	0.2
275,000	#	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	287,375	0.2
360,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	392,400	0.3
480,000		McMoRan Exploration Co., 11.875%, 11/15/14	520,800	0.4
160,000	#	Meg Energy, 6.500%, 03/15/21	161,400	0.1
215,000	#	Murray Energy Corp., 10.250%, 10/15/15	226,825	0.2
325,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	316,875	0.3
360,000		Novelis, Inc./GA, 8.750%, 12/15/20	390,600	0.3
385,000	#	Oasis Petroleum, Inc., 7.250%, 02/01/19	383,075	0.3
384,000		Patriot Coal Corp., 8.250%, 04/30/18	399,360	0.3
130,000		Penn Virginia Corp., 7.250%, 04/15/19	125,938	0.1
445,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	461,688	0.4
400,000		Petrohawk Energy Corp., 7.250%, 08/15/18	412,500	0.3
535,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	605,517	0.5
230,000		Plains Exploration & Production Co., 7.625%, 06/01/18	242,650	0.2
200,000		Plains Exploration & Production Co., 6.625%, 05/01/21	200,250	0.2
415,000		Stone Energy Corp., 8.625%, 02/01/17	429,525	0.4
600,000		Swift Energy Co., 8.875%, 01/15/20	645,000	0.5
270,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	267,975	0.2
290,000	#	Venoco, Inc., 8.875%, 02/15/19	291,450	0.2
469,000	#	W&T Offshore, Inc., 8.500%, 06/15/19	476,035	0.4
230,000	#	Westmoreland Coal Co/Westmoreland Partners, 10.750%, 02/01/18	238,050	0.2
			17,513,361	14.5
		Financials: 11.7%
1,435,000		Ally Financial, Inc., 8.000%, 03/15/20	1,528,275	1.3
455,000		Ally Financial, Inc., 8.300%, 02/12/15	509,600	0.4
790,000		American General Finance Corp., 5.400%, 12/01/15	726,800	0.6
300,000		American General Finance Corp., 5.850%, 06/01/13	297,750	0.2
750,000		Atlantic Broadband Finance, LLC, 9.375%, 01/15/14	765,937	0.6
640,000	#	CIT Group, In.c, 6.625%, 04/01/18	670,400	0.5
331,815		CIT Group, Inc., 7.000%, 05/01/14	336,377	0.3
210,000	#	CIT Group, Inc., 7.000%, 05/02/16	209,737	0.2
800,000	#	CIT Group, Inc., 7.000%, 05/02/17	800,000	0.7
485,000	#	CIT Group, Inc., 7.000%, 05/04/15	486,819	0.4
602,000		Felcor Lodging L.P., 10.000%, 10/01/14	678,755	0.6
500,000		Fifth Third Capital Trust IV, 6.500%, 04/15/37	495,000	0.4
440,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	493,676	0.4
945,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,098,244	0.9
280,000	#	General Motors Financial Co., Inc., 6.750%, 06/01/18	282,100	0.2
125,000		International Lease Finance Corp., 5.750%, 05/15/16	123,218	0.1
210,000		International Lease Finance Corp., 6.250%, 05/15/19	205,497	0.2
298,000		International Lease Finance Corp., 8.625%, 09/15/15	324,075	0.3
310,000		International Lease Finance Corp., 8.750%, 03/15/17	339,837	0.3
325,000		International Lease Finance Corp., 5.625%, 09/20/13	331,094	0.3
220,000		International Lease Finance Corp., 8.250%, 12/15/20	238,150	0.2
585,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18	633,263	0.5

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
$255,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	$265,837	0.2
250,000	#	Realogy Corp., 7.875%, 02/15/19	248,750	0.2
500,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	469,363	0.4
345,000		Springleaf Finance Corp., 6.900%, 12/15/17	318,263	0.3
500,000		SunTrust Capital VIII, 6.100%, 12/15/36	491,560	0.4
660,000		Tops Holding Corp. / Tops Markets LLC, 10.125%, 10/15/15	703,725	0.6
			14,072,102	11.7
		Health Care: 7.7%
295,000		Apria Healthcare Group, Inc., 12.375%, 11/01/14	308,644	0.3
193,000		Biomet, Inc., 11.625%, 10/15/17	214,713	0.2
145,000		DaVita, Inc., 6.375%, 11/01/18	147,175	0.1
145,000		DaVita, Inc., 6.625%, 11/01/20	148,263	0.1
135,000	#	Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	139,388	0.1
168,000	#	Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	171,360	0.1
153,000	#	Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	157,590	0.1
455,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	482,300	0.4
150,000	#	Giant Funding Corp., 8.250%, 02/01/18	157,125	0.1
655,000	#	HCA Holdings, Inc., 7.750%, 05/15/21	682,837	0.6
405,000		HCA, Inc., 7.875%, 02/15/20	441,450	0.4
610,000		HCA, Inc., 7.250%, 09/15/20	658,037	0.5
185,000		Healthsouth Corp., 7.250%, 10/01/18	193,787	0.2
260,000		Healthsouth Corp., 8.125%, 02/15/20	280,475	0.2
625,000	#	IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 05/15/19	618,750	0.5
170,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	187,425	0.2
570,000		Omnicare, Inc., 7.750%, 06/01/20	607,762	0.5
205,000		Radnet Management, Inc., 10.375%, 04/01/18	210,637	0.2
167,000		Select Medical Corp., 7.625%, 02/01/15	166,165	0.1
650,000		Select Medical Holdings Corp., 6.211%, 09/15/15	624,000	0.5
280,000	#	STHI Holding Corp., 8.000%, 03/15/18	285,600	0.2
670,000		Tenet Healthcare Corp., 8.000%, 08/01/20	684,237	0.6
225,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
220,000		United Surgical Partners International, Inc., 8.875%, 05/01/17	231,000	0.2
300,000	&	United Surgical Partners International, Inc., 9.250%, 05/01/17	315,000	0.3
75,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	73,875	0.1
175,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	167,125	0.1
245,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	238,263	0.2
310,000	Z	Vanguard Health Systems, Inc.,11.457%, 02/01/16	205,763	0.2
495,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	513,563	0.4
			9,312,309	7.7
		Industrials: 6.8%
455,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	480,025	0.4
190,000	#	Associated Materials LLC, 9.125%, 11/01/17	190,000	0.2
310,000	#	Bombardier, Inc., 7.500%, 03/15/18	348,750	0.3
310,000	#	Bombardier, Inc., 7.750%, 03/15/20	350,300	0.3
185,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	195,637	0.2
385,000	#	Calpine Corp., 7.500%, 02/15/21	394,625	0.3
160,000	#	Case New Holland, Inc., 7.875%, 12/01/17	176,800	0.1
185,000		Case New Holland, Inc., 7.750%, 09/01/13	201,187	0.2
6,000		CDW LLC / CDW Finance Corp., 11.000%, 10/12/15	6,345	0.0
500,000		CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	541,250	0.5

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
$75,000		CF Industries, Inc., 6.875%, 05/01/18	$85,219	0.1
280,000		Coleman Cable, Inc., 9.000%, 02/15/18	294,000	0.2
285,000	#	Darling International, Inc., 8.500%, 12/15/18	309,225	0.3
160,000	#	Ducommun, Inc., 9.750%, 07/15/18	165,200	0.1
355,000	#	Florida East Coast Railway Corp., 8.125%, 02/01/17	368,313	0.3
270,000	#	Griffon Corp., 7.125%, 04/01/18	272,363	0.2
110,000		Interface, Inc., 7.625%, 12/01/18	114,950	0.1
130,000		Koppers, Inc., 7.875%, 12/01/19	139,425	0.1
370,000	#	LBI Escrow Corp., 8.000%, 11/01/17	412,550	0.3
190,000		Mobile Mini, Inc., 7.875%, 12/01/20	196,650	0.2
585,000		Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.875%, 04/01/18	617,175	0.5
310,000		Nova Chemicals Corp., 8.625%, 11/01/19	346,812	0.3
240,000		Nova Chemicals Corp., 8.375%, 11/01/16	265,200	0.2
500,000	#	NXP BV/NXP Funding, LLC, 9.750%, 08/01/18	562,500	0.5
370,000	#	Polymer Group, Inc., 7.750%, 02/01/19	372,775	0.3
375,000		Severstal, 10.250%, 02/15/18	416,250	0.3
310,000	#	SPX Corp., 6.875%, 09/01/17	333,250	0.3
			8,156,776	6.8
		Information Technology: 5.2%
605,000		Aspect Software, Inc., 10.625%, 05/15/17	653,400	0.6
675,000	#	CDW Escrow, 8.500%, 04/01/19	664,875	0.6
5,233	&	CDW LLC / CDW Finance Corp., 11.500%, 10/12/15	5,547	0.0
300,000	#	Eagle Parent, Inc., 8.625%, 05/01/19	290,625	0.2
145,000	#	First Data Corp., 8.250%, 01/15/21	142,825	0.1
146,000	#,&	First Data Corp., 8.750%, 01/15/22	143,445	0.1
17,000		First Data Corp., 9.875%, 09/24/15	17,552	0.0
17,748	&	First Data Corp., 10.550%, 09/24/15	18,503	0.0
195,000		First Data Corp., 11.250%, 03/31/16	193,050	0.2
293,000	#	First Data Corp., 12.625%, 01/15/21	314,975	0.3
432,000	#	Insight.com, 9.375%, 07/15/18	476,280	0.4
405,000		Jabil Circuit, Inc., 7.750%, 07/15/16	450,563	0.4
460,000		Kemet Corp., 10.500%, 05/01/18	510,600	0.4
370,000	#	MedAssets, Inc., 8.000%, 11/15/18	368,150	0.3
235,000	#	Seagate HDD Cayman, 7.750%, 12/15/18	247,925	0.2
390,000		Seagate Technology, Inc., 6.800%, 10/01/16	412,425	0.3
425,000		SSI Investments II/SSI Co-Issuer LLC, 11.125%, 06/01/18	471,750	0.4
270,000	#	Stoneridge, Inc., 9.500%, 10/15/17	299,700	0.3
395,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	396,975	0.3
155,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	157,325	0.1
			6,236,490	5.2
		Materials: 6.7%
302,000	#	ABI Escrow Corp., 10.250%, 10/15/18	328,425	0.3
355,000	#	Aleris International, Inc., 7.625%, 02/15/18	355,888	0.3
185,000	#	Atkore International, Inc., 9.875%, 01/01/18	195,175	0.2
615,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	619,612	0.5
75,000		CF Industries, Inc., 7.125%, 05/01/20	87,469	0.1
220,000		Chemtura Corp., 7.875%, 09/01/18	231,550	0.2
230,000		Ferro Corp., 7.875%, 08/15/18	239,775	0.2
270,000		Georgia Pacific, LLC, 7.750%, 11/15/29	311,590	0.2
280,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	292,600	0.2
210,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	216,300	0.2
168,000		Huntsman International LLC, 7.375%, 01/01/15	172,620	0.1
535,000		Huntsman International LLC, 8.625%, 03/15/21	584,487	0.5
580,000	#	JMC Steel Group, 8.250%, 03/15/18	591,600	0.5
120,000		Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.750%, 03/01/19	120,600	0.1

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Materials: (continued)
$160,000	#	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16	$161,600	0.1
451,000		Momentive Performance Materials, Inc., 12.500%, 06/15/14	492,717	0.4
210,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	215,250	0.2
180,000		Novelis, Inc./GA, 8.375%, 12/15/17	193,050	0.2
260,000	#	Omnova Solutions, Inc., 7.875%, 11/01/18	251,225	0.2
290,000	#	Plastipak Holdings, Inc., 10.625%, 08/15/19	327,700	0.3
275,000		PolyOne Corp., 7.375%, 09/15/20	288,750	0.2
307,000	#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	328,490	0.3
350,000		Solutia, Inc., 8.750%, 11/01/17	381,500	0.3
870,000	#	Thompson Creek Metals Co., Inc., 7.375%, 06/01/18	856,950	0.7
126,000		Verso Paper Holdings LLC / Verso Paper, Inc., 11.500%, 07/01/14	134,820	0.1
75,000	#	Vertellus Specialties, Inc., 9.375%, 10/01/15	77,813	0.1
			8,057,556	6.7
		Telecommunication Services: 6.6%
290,000		Cincinnati Bell, Inc., 7.000%, 02/15/15	295,075	0.2
220,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	220,000	0.2
420,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	401,100	0.3
375,000	#	CommScope, Inc., 8.250%, 01/15/19	388,125	0.3
510,000		Cricket Communications, Inc., 7.750%, 05/15/16	543,150	0.4
80,000	#	EH Holding Corp., 7.625%, 06/15/21	82,000	0.1
680,000		Frontier Communications Co., 9.000%, 08/15/31	700,400	0.6
200,000		Frontier Communications Corp., 8.250%, 04/15/17	218,500	0.2
510,000		Frontier Communications Corp., 8.500%, 04/15/20	558,450	0.5
200,000	#	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	199,000	0.2
240,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	239,100	0.2
45,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	47,812	0.0
131,375	&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	141,557	0.1
1,120,000		Intelsat Luxembourg S.A., 11.250%, 02/04/17	1,205,400	1.0
305,000		Intelsat Ltd., 6.500%, 11/01/13	322,156	0.3
18,024	&	iPCS, Inc., 3.523%, 05/01/14	17,348	0.0
380,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	377,150	0.3
185,000		MetroPCS Wireless, Inc., 7.875%, 09/01/18	196,794	0.2
615,000		Nextel Communications, Inc., 7.375%, 08/01/15	618,075	0.5
330,000		Sprint Capital Corp., 6.875%, 11/15/28	314,325	0.3
190,000	#	West Corp./Old, 7.875%, 01/15/19	184,775	0.1
330,000		West Corp., 11.000%, 10/15/16	351,450	0.3
370,000		Windstream Corp., 7.000%, 03/15/19	375,550	0.3
			7,997,292	6.6
		Utilities: 3.6%
580,000		AES Corp., 8.000%, 10/15/17	617,700	0.5
60,000	#	AES Corp./The, 7.375%, 07/01/21	60,975	0.0
290,000	#	Calpine Corp., 7.875%, 07/31/20	304,500	0.2
120,000		Edison Mission Energy, 7.625%, 05/15/27	88,800	0.1
730,000		Energy Future Holdings Corp., 10.000%, 01/15/20	778,516	0.6
865,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	922,306	0.8
210,841		Homer City Funding, LLC, 8.734%, 10/01/26	190,811	0.2
475,000		Mirant Americas Generation, LLC, 9.125%, 05/01/31	479,750	0.4
230,000	#	NRG Energy, Inc., 7.625%, 05/15/19	229,425	0.2
230,000	#	NRG Energy, Inc., 7.875%, 05/15/21	230,000	0.2
455,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	449,313	0.4
			4,352,096	3.6
		Total Corporate Bonds/Notes (Cost $108,678,444)	114,696,763	95.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.8%
		Other Asset-Backed Securities: 0.8%
$1,000,000	#	GSC Partners CDO Fund Ltd, 2.208%, 12/16/15	$925,196	0.8
		Total Asset-Backed Securities (Cost $905,348)	925,196	0.8

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
195		American Media, Inc.	$3,120	0.0
5,810	X	American Media, Inc., Stock Certificates	—	—
		Total Common Stock (Cost $136,656)	3,120	0.0
		Total Long-Term Investments (Cost $109,720,448)	115,625,079	96.0
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
1,342,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $1,342,000)	1,342,000	1.1
		Total Short-Term Investments (Cost $1,342,000)	1,342,000	1.1
		Total Investments in Securities (Cost $111,062,448)*	$116,967,079	97.1
		Assets in Excess of Other Liabilities	3,507,114	2.9
		Net Assets	$120,474,193	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $111,062,509.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$6,384,088
		Gross Unrealized Depreciation	(479,518)
		Net Unrealized appreciation	$5,904,570

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$3,120	$3,120
Total Common Stock	—	—	3,120	3,120
Corporate Bonds/Notes	—	114,696,763	—	114,696,763
Asset-Backed Securities	—	925,196	—	925,196
Short-Term Investments	1,342,000	—	—	1,342,000
Total Investments, at value	$1,342,000	$115,621,959	$3,120	$116,967,079

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2011
Asset Table
Investments, at value
Common Stock	$2,541	$—	$—	$—	$—	$579	$—	$—	$3,120
Total Investments, at value	$2,541	$—	$—	$—	$—	$579	$—	$—	$3,120

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $579.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.3%
		Consumer Discretionary: 4.4%
$1,110,000		AMC Entertainment, Inc., 8.750%, 06/01/19	$1,176,600	0.1
390,000		Arcos Dorados BV, 7.500%, 10/01/19	425,100	0.0
2,037,000		AutoZone, Inc., 4.000%, 11/15/20	1,950,195	0.2
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	805,675	0.1
419,000		CBS Corp., 4.300%, 02/15/21	409,850	0.0
419,000		CBS Corp., 5.750%, 04/15/20	454,916	0.1
742,000		Comcast Corp., 5.700%, 05/15/18	829,081	0.1
1,623,000		CVS Caremark Corp., 5.750%, 05/15/41	1,601,417	0.2
678,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	700,592	0.1
1,368,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, 03/01/41	1,465,616	0.2
1,080,000		DISH DBS Corp., 7.125%, 02/01/16	1,144,800	0.1
927,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	910,796	0.1
1,374,000		Gap, Inc./The, 5.950%, 04/12/21	1,322,413	0.2
768,000		Home Depot, Inc., 4.400%, 04/01/21	773,222	0.1
2,975,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	3,325,247	0.4
1,105,000		Limited Brands, Inc., 8.500%, 06/15/19	1,265,225	0.2
2,207,000	#	NBC Universal, Inc., 2.875%, 04/01/16	2,212,970	0.3
865,000	#	NBC Universal, Inc., 5.150%, 04/30/20	914,977	0.1
979,000	#	News America, Inc., 4.500%, 02/15/21	968,051	0.1
1,114,000		News America, Inc., 6.150%, 03/01/37	1,132,109	0.1
848,000		News America, Inc., 6.650%, 11/15/37	911,721	0.1
795,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	857,606	0.1
290,000	#	QVC, Inc., 7.375%, 10/15/20	306,675	0.0
805,000	#	QVC, Inc., 7.500%, 10/01/19	857,325	0.1
840,000	#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	861,000	0.1
795,000		Time Warner Cable, Inc., 5.875%, 11/15/40	787,355	0.1
1,255,000		Time Warner Cable, Inc., 6.550%, 05/01/37	1,337,344	0.2
648,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	830,563	0.1
668,000		Time Warner, Inc., 4.750%, 03/29/21	680,842	0.1
562,000		Time Warner, Inc., 6.250%, 03/29/41	585,800	0.1
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	894,353	0.1
1,120,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	1,251,600	0.2
1,405,000	S	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	1,536,719	0.2
811,000	S	Xerox Corp., 4.500%, 05/15/21	803,769	0.1
			36,291,524	4.4
		Consumer Staples: 0.8%
974,000		Altria Group, Inc., 4.750%, 05/05/21	975,229	0.1
1,003,000		Altria Group, Inc., 9.700%, 11/10/18	1,319,899	0.2
1,732,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	1,775,300	0.2
2,304,000		Lorillard Tobacco Co., 6.875%, 05/01/20	2,503,849	0.3
315,000		TreeHouse Foods, Inc., 7.750%, 03/01/18	335,475	0.0
			6,909,752	0.8
		Energy: 5.3%
1,185,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,360,170	0.2
1,025,000		Arch Coal, Inc., 8.750%, 08/01/16	1,117,250	0.1
702,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	792,717	0.1
545,000	#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	541,412	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	608,067	0.1
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	2,009,196	0.2
1,244,000		Energy Transfer Partners, 9.700%, 03/15/19	1,592,000	0.2
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,192,962	0.1
1,217,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	1,183,414	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	$1,300,000	#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	$1,279,678	0.2
	1,194,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	1,268,477	0.2
	860,000	#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	901,108	0.1
	1,865,000	#	Gold Fields Ltd., 4.875%, 10/07/20	1,768,518	0.2
	1,800,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
	2,200,000	±,X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
	1,280,000		Kazatomprom, 6.250%, 05/20/15	1,382,400	0.2
	754,000	#	Kazatomprom, 6.250%, 05/20/15	814,320	0.1
	993,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	1,098,655	0.1
	1,222,000		Kinder Morgan Energy Partners L.P., 6.375%, 03/01/41	1,255,108	0.1
	1,700,000	#,L	Lukoil International Finance BV, 6.125%, 11/09/20	1,761,625	0.2
	1,442,000	#	Marathon Petroleum Corp., 6.500%, 03/01/41	1,495,332	0.2
	500,000	#	Mega Advance Investments Ltd.., 5.000%, 05/12/21	494,910	0.1
	800,000#,L		Mega Advance Investments Ltd.., 6.375%, 05/12/41	770,632	0.1
	1,632,000		Noble Energy, Inc., 6.000%, 03/01/41	1,688,619	0.2
	546,000	#	Novatek Finance Ltd., 6.604%, 02/03/21	573,300	0.1
	1,238,000	#	Novatek Finance Ltd.., 5.326%, 02/03/16	1,281,330	0.2
	314,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	332,840	0.0
	1,769,000		Pemex Project Funding Master Trust, 6.625%, 06/15/35	1,873,413	0.2
	485,000	#	Pertamina Persero PT, 6.500%, 05/27/41	482,575	0.1
	615,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	634,563	0.1
	656,000		Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	703,307	0.1
	1,350,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	1,527,939	0.2
	1,717,000		Plains All American Pipeline LP, 5.750%, 01/15/20	1,864,511	0.2
	830,000		Plains Exploration & Production Co., 8.625%, 10/15/19	908,850	0.1
	1,387,000		Pride International, Inc., 7.875%, 08/15/40	1,729,025	0.2
	803,000	#	Reliance Holdings USA, Inc., 6.250%, 10/19/40	743,200	0.1
	790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	916,553	0.1
	1,795,000	S	Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,836,077	0.2
	969,000	S	Weatherford International Ltd. Bermuda, 6.750%, 09/15/40	1,041,205	0.1
	751,000		Williams Partners L.P., 6.300%, 04/15/40	781,189	0.1
				43,606,447	5.3
			Financials: 10.1%
	3,513,600	L	Aegon NV, 3.698%, 12/31/49	2,448,803	0.3
	516,000		Agile Property Holdings Ltd., 8.875%, 04/28/17	527,610	0.1
	900,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	912,420	0.1
	1,203,000		American International Group, Inc., 5.850%, 01/16/18	1,262,201	0.2
	1,035,000		American International Group, Inc., 8.175%, 05/15/58	1,134,722	0.1
	784,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	876,901	0.1
	555,000		BAC Capital Trust VI, 5.625%, 03/08/35	479,537	0.1
	624,000	#	Banco de Credito del Peru, 5.375%, 09/16/20	597,480	0.1
	3,045,000	#	Banco do Brasil SA, 5.875%, 01/26/22	3,026,730	0.4
BRL	2,887,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,914,616	0.2
	2,425,000		Bank of America Corp., 5.625%, 07/01/20	2,508,245	0.3
	1,314,000		Bank of America Corp., 8.000%, 12/29/49	1,373,968	0.2
	1,677,000	#	Barclays Bank PLC, 5.926%, 09/29/49	1,567,995	0.2
	1,015,000	#	Barclays Bank PLC, 6.050%, 12/04/17	1,076,101	0.1
	1,155,000		Capital One Bank USA NA, 8.800%, 07/15/19	1,419,589	0.2
	1,724,000		Capital One Capital V, 10.250%, 08/15/39	1,838,215	0.2
	2,045,000		Citigroup, Inc., 5.375%, 08/09/20	2,137,923	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
$5,000			Citigroup, Inc., 8.500%, 05/22/19	$6,208	0.0
	1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,124,314	0.3
	905,000		Country Garden Holdings Co., 11.250%, 04/22/17	954,775	0.1
	1,762,000		Credit Suisse/Guernsey, 5.860%, 12/31/49	1,692,401	0.2
	2,013,000		Discover Bank/Greenwood DE, 8.700%, 11/18/19	2,432,153	0.3
	1,945,000	#	Ferrexpo Finance PLC, 7.875%, 04/07/16	2,010,741	0.2
	1,575,000		Fifth Third Bancorp., 8.250%, 03/01/38	1,888,800	0.2
	1,065,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,237,704	0.2
	799,000		General Electric Capital Corp., 5.875%, 01/14/38	810,963	0.1
	2,262,000		General Electric Capital Corp., 5.300%, 02/11/21	2,358,130	0.3
	1,253,000		Genworth Financial, Inc., 6.515%, 05/22/18	1,247,543	0.2
	819,000		Genworth Financial, Inc., 7.625%, 09/24/21	829,981	0.1
	1,379,000		Goldman Sachs Group, Inc., 5.375%, 03/15/20	1,426,483	0.2
	2,116,000		Goldman Sachs Group, Inc., 6.250%, 09/01/17	2,337,812	0.3
	1,085,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/41	1,097,559	0.1
	676,000		Hartford Financial Services Group, Inc., 5.500%, 03/30/20	698,031	0.1
	1,326,000		Hartford Financial Services Group, Inc., 6.000%, 01/15/19	1,418,320	0.2
	969,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	991,691	0.1
	932,000		Health Care REIT, Inc., 6.500%, 03/15/41	915,766	0.1
	1,799,000	#	HSBC Finance Corp., 6.676%, 01/15/21	1,849,037	0.2
	250,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	256,645	0.0
	964,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	985,285	0.1
	1,361,000	#,L	ILFC E-Capital Trust II, 6.250%, 12/21/65	1,163,655	0.1
	1,026,000		International Lease Finance Corp., 5.750%, 05/15/16	1,011,375	0.1
	1,436,000		International Lease Finance Corp., 6.250%, 05/15/19	1,405,211	0.2
	777,000		International Lease Finance Corp., 6.625%, 11/15/13	808,080	0.1
	1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,114,775	0.1
	1,000,000		Itau Unibanco Holding SA/Cayman Island, 6.200%, 04/15/20	1,033,500	0.1
	1,827,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	1,726,287	0.2
	1,200,000	#	Marfrig Holding Europe BV, 8.375%, 05/09/18	1,152,600	0.1
	1,727,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	1,812,471	0.2
	3,543,000		Morgan Stanley, 5.750%, 01/25/21	3,591,454	0.4
	1,729,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	2,280,107	0.3
	68,860	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	68,968	0.0
	2,395,000		Protective Life Corp., 8.450%, 10/15/39	2,646,724	0.3
	533,000		Prudential Financial, Inc., 5.625%, 05/12/41	494,639	0.1
	2,039,000		Santander Holdings USA, Inc., 4.625%, 04/19/16	2,051,307	0.3
	944,000		SLM Corp., 6.250%, 01/25/16	980,365	0.1
	1,110,000		SLM Corp., 8.000%, 03/25/20	1,193,807	0.2
	1,031,000		SunTrust Capital VIII, 6.100%, 12/15/36	1,013,597	0.1
	1,583,000	±,X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
DKK	17		Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	4	0.0
	1,176,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	1,252,440	0.2
	1,035,000		VTB Bank Via VTB Capital SA, 6.250%, 06/30/35	1,086,750	0.1
				82,561,514	10.1
			Health Care: 0.5%
	772,000		Amgen, Inc., 4.100%, 06/15/21	767,459	0.1
	772,000		Amgen, Inc., 5.650%, 06/15/42	776,071	0.1
	1,395,000		HCA, Inc., 7.250%, 09/15/20	1,504,856	0.2
	1,050,000	#	Hypermarcas SA, 6.500%, 04/20/21	1,053,938	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
$1,054,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	$—	—
			4,102,324	0.5
		Industrials: 1.6%
858,000		AngloGold Ashanti Holdings PLC, 5.375%, 04/15/20	846,257	0.1
900,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,012,500	0.1
240,000	#	Bombardier, Inc., 7.750%, 03/15/20	271,200	0.0
801,000		Burlington Northern Santa Fe LLC, 4.100%, 06/01/21	796,252	0.1
1,105,000	#	Calpine Corp., 7.500%, 02/15/21	1,132,625	0.1
185,000		Celanese US Holdings LLC, 5.875%, 06/15/21	189,394	0.0
170,000		Celulosa Arauco y Constitucion SA, 5.000%, 01/21/21	169,473	0.0
745,000	#	Cemex SAB de CV, 9.000%, 01/11/18	761,762	0.1
1,109,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19	1,377,044	0.2
860,000		CRH America, Inc., 4.125%, 01/15/16	880,783	0.1
838,000		CRH America, Inc., 5.750%, 01/15/21	877,771	0.1
1,054,000		Domtar Corp., 10.750%, 06/01/17	1,376,787	0.2
1,013,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	1,002,469	0.1
594,000		General Electric Co., 5.250%, 12/06/17	658,951	0.1
1,025,000		Nova Chemicals Corp., 8.375%, 11/01/16	1,132,625	0.2
415,000		Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	454,425	0.1
			12,940,318	1.6
		Information Technology: 1.0%
150,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	159,000	0.0
1,120,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,212,400	0.2
995,000		Crown Castle International Corp., 7.125%, 11/01/19	1,052,213	0.1
1,365,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,518,562	0.2
1,935,000		Seagate Technology, Inc., 6.800%, 10/01/16	2,046,263	0.3
2,091,000		Symantec Corp., 4.200%, 09/15/20	2,014,628	0.2
			8,003,066	1.0
		Materials: 2.3%
1,706,000		Alcoa, Inc., 6.150%, 08/15/20	1,810,470	0.2
185,000		ArcelorMittal, 5.250%, 08/05/20	183,242	0.0
816,000		ArcelorMittal, 6.125%, 06/01/18	875,233	0.1
2,481,000		ArcelorMittal, 9.850%, 06/01/19	3,149,793	0.4
795,000		Celulosa Arauco y Constitucion S.A., 7.250%, 07/29/19	910,341	0.1
1,705,000	#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	1,864,929	0.2
495,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	505,390	0.1
1,191,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	1,216,309	0.2
657,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	659,652	0.1
1,085,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	1,156,886	0.1
539,000		Teck Resources Ltd, 3.150%, 01/15/17	540,028	0.1
1,956,000		Teck Resources Ltd, 4.750%, 01/15/22	1,965,142	0.2
406,000		Teck Resources Ltd., 6.000%, 08/15/40	399,710	0.1
1,420,000		Teck Resources Ltd., 10.250%, 05/15/16	1,698,567	0.2
983,000	S	Vale Overseas Ltd., 4.625%, 09/15/20	982,546	0.1
506,000	S	Vale Overseas Ltd., 6.875%, 11/10/39	552,441	0.1
			18,470,679	2.3
		Telecommunication Services: 2.3%
2,929,000		American Tower Corp., 4.500%, 01/15/18	2,931,739	0.4
800,000		CenturyLink, Inc., 6.000%, 04/01/17	835,668	0.1
1,265,000		CenturyLink, Inc., 6.450%, 06/15/21	1,252,804	0.2
500,000		Frontier Communications Corp., 7.875%, 04/15/15	545,000	0.1
570,000		Frontier Communications Corp., 8.125%, 10/01/18	622,012	0.1
980,000		Nextel Communications, Inc., 5.950%, 03/15/14	983,675	0.1
1,070,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	1,048,600	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
$1,015,000		Qwest Communications International, Inc., 7.125%, 04/01/18	$1,094,931	0.1
1,054,000		Qwest Communications International, Inc., 7.500%, 02/15/14	1,072,445	0.1
481,000		Qwest Corp., 6.500%, 06/01/17	524,290	0.1
2,223,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	2,334,941	0.3
1,812,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,834,799	0.2
1,105,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	1,110,889	0.1
378,000		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 04/30/18	430,448	0.0
594,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 6.493%, 02/02/16	614,790	0.1
499,000	#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 7.748%, 02/02/21	516,465	0.1
1,050,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	1,056,300	0.1
			18,809,796	2.3
		Utilities: 4.0%
855,000		AES Corp., 8.000%, 10/15/17	910,575	0.1
1,467,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	1,537,341	0.2
1,191,000		Ameren Corp., 8.875%, 05/15/14	1,380,689	0.2
2,315,000		China Resources Power Holdings Co. Ltd., 3.750%, 08/03/15	2,277,532	0.3
1,043,000		CMS Energy Corp., 6.250%, 02/01/20	1,115,113	0.1
770,000		Colbun SA, 6.000%, 01/21/20	811,119	0.1
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,294,209	0.2
2,011,000	#	EDP Finance BV, 6.000%, 02/02/18	1,863,149	0.2
1,660,000	#	Enel Finance International S.A., 6.000%, 10/07/39	1,504,775	0.2
995,000	#	Enel Finance International S.A., 6.250%, 09/15/17	1,099,871	0.1
1,130,000		Entergy Corp., 5.125%, 09/15/20	1,121,096	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	918,833	0.1
2,126,000		Exelon Generation Co. LLC, 4.000%, 10/01/20	2,010,365	0.3
696,000		FirstEnergy Solutions Corp., 4.800%, 02/15/15	747,352	0.1
3,365,000	#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	3,324,115	0.4
233,722	#	Juniper Generation, LLC, 6.790%, 12/31/14	196,908	0.0
618,000		Metropolitan Edison, 7.700%, 01/15/19	745,982	0.1
709,000		Nevada Power Co., 7.125%, 03/15/19	847,500	0.1
729,000		NextEra Energy Capital Holdings, Inc., 4.500%, 06/01/21	719,078	0.1
521,000		Nisource Finance Corp., 5.950%, 06/15/41	512,102	0.1
645,000		Nisource Finance Corp., 6.125%, 03/01/22	712,006	0.1
980,000		Oncor Electric Delivery Co., 6.800%, 09/01/18	1,146,971	0.1
1,318,000		Oncor Electric Delivery Co., 7.500%, 09/01/38	1,644,869	0.2
2,275,000		Sempra Energy, 6.500%, 06/01/16	2,637,467	0.3
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,267,532	0.2
			32,346,549	4.0
		Total Corporate Bonds/Notes (Cost $254,323,431)	264,041,969	32.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.1%
2,753,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	2,801,980	0.3
26,544,285	#,^	Banc of America Commercial Mortgage, Inc., 0.241%, 10/10/45	283,397	0.0
700,000		Banc of America Commercial Mortgage, Inc., 5.243%, 07/10/43	672,386	0.1
1,150,000		Banc of America Commercial Mortgage, Inc., 5.303%, 07/10/43	1,097,596	0.1
1,650,000		Banc of America Commercial Mortgage, Inc., 5.376%, 07/10/45	1,724,660	0.2
2,380,000		Banc of America Commercial Mortgage, Inc., 5.802%, 06/10/49	2,264,995	0.3
2,005,000		Banc of America Commercial Mortgage, Inc., 5.802%, 06/10/49	2,160,432	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$3,145,750		Banc of America Funding Corp., 5.500%, 02/25/35	$3,096,752	0.4
2,907,036	#	Banc of America Funding Corp., 5.250%, 08/26/35	3,017,209	0.4
860,000	#	Banc of America Large Loan, Inc., 5.912%, 10/10/45	859,425	0.1
970,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	965,078	0.1
593,772		Bear Stearns Alternative-A Trust, 0.506%, 07/25/34	443,183	0.1
228,081		Bear Stearns Commercial Mortgage Securities, 4.556%, 02/13/42	228,536	0.0
1,853,309		Bear Stearns Commercial Mortgage Securities, 4.735%, 09/11/42	1,858,170	0.2
470,000		Bear Stearns Commercial Mortgage Securities, 5.588%, 09/11/42	484,891	0.1
720,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	694,607	0.1
960,000		Bear Stearns Commercial Mortgage Securities, 8.050%, 10/15/32	972,563	0.1
1,774,003		Chase Mortgage Finance Corp., 5.392%, 12/25/35	1,686,136	0.2
527,961		Chase Mortgage Finance Corp., 5.500%, 11/25/35	522,962	0.1
258,339		Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	260,838	0.0
3,412,908	#	Citigroup Mortgage Loan Trust, Inc., 19.151%, 10/25/35	3,845,012	0.5
2,710,775		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.560%, 10/15/48	2,735,307	0.3
474,918		Commercial Mortgage Pass Through Certificates, 5.811%, 12/10/49	483,064	0.1
1,082,393		Countrywide Home Loan Mortgage Pass-through Trust, 0.506%, 04/25/35	223,562	0.0
129,311,176	#,^	Credit Suisse Mortgage Capital Certificates, 0.126%, 09/15/40	810,018	0.1
3,605,013		Credit Suisse Mortgage Capital Certificates, 5.448%, 01/15/49	3,644,564	0.4
549,352		CW Capital Cobalt Ltd., 5.174%, 08/15/48	562,128	0.1
11,000,000	#,^	DBUBS Mortgage Trust, 1.438%, 07/10/44	856,604	0.1
790,000	#	DBUBS Mortgage Trust, 4.537%, 07/10/44	788,000	0.1
1,200,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	1,024,701	0.1
497,160		DLJ Commercial Mortgage Corp., 8.490%, 06/10/33	496,906	0.1
394,019		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	391,674	0.0
1,520,654		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	1,520,297	0.2
1,901,096		Freddie Mac, 5.000%, 02/15/35	2,052,209	0.2
1,557,149		Freddie Mac, 5.500%, 07/15/37	1,688,977	0.2
197,196,676	#,^	Greenwich Capital Commercial Funding Corp., 0.178%, 04/10/37	581,553	0.1
95,503,900	#,^	Greenwich Capital Commercial Funding Corp., 0.495%, 03/10/39	1,241,847	0.2
3,770,000		Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/49	4,051,419	0.5
19,319,816	#,^	GS Mortgage Securities Corp. II, 1.342%, 03/10/44	1,147,541	0.1
730,000		GS Mortgage Securities Corp. II, 4.607%, 07/10/39	741,554	0.1
482,675		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	484,685	0.1
1,630,000	#	GS Mortgage Securities Corp. II, 6.053%, 07/12/38	1,767,947	0.2
69,945		GSAA Trust, 5.242%, 05/25/35	69,828	0.0
1,051,165		GSR Mortgage Loan Trust, 5.500%, 07/25/35	1,050,490	0.1
134,180		GSR Mortgage Loan Trust, 0.686%, 06/25/35	131,152	0.0
279,483		Homebanc Mortgage Trust, 1.046%, 08/25/29	207,082	0.0

ING Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$1,530,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	$1,381,947	0.2
200,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.198%, 12/15/44	203,711	0.0
640,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	543,763	0.1
1,920,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.288%, 02/12/51	1,977,683	0.2
1,500,000		JP Morgan Commercial Mortgage Finance Corp., 8.524%, 08/15/32	1,496,518	0.2
255,754,638	^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.149%, 02/15/51	1,492,456	0.2
2,210,000		JPMorgan Chase Commercial Mortgage Securities Corp., 6.187%, 02/15/51	2,353,396	0.3
578,026		JPMorgan Mortgage Trust, 5.359%, 07/25/35	568,156	0.1
39,990,219	#,^	LB-UBS Commercial Mortgage Trust, 0.256%, 09/15/39	732,557	0.1
20,551,041	^	LB-UBS Commercial Mortgage Trust, 0.343%, 11/15/40	60,755	0.0
60,911,038	#,^	LB-UBS Commercial Mortgage Trust, 0.909%, 11/15/38	1,478,159	0.2
560,000		LB-UBS Commercial Mortgage Trust, 4.946%, 12/15/39	549,347	0.1
1,730,000		LB-UBS Commercial Mortgage Trust, 4.986%, 12/15/39	1,646,470	0.2
1,320,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	1,265,992	0.2
970,000		LB-UBS Commercial Mortgage Trust, 5.455%, 02/15/40	944,778	0.1
1,140,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	1,179,378	0.1
410,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	422,213	0.0
2,490,000		LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	2,335,495	0.3
550,000		LB-UBS Commercial Mortgage Trust, 6.375%, 09/15/45	541,892	0.1
310,000		LB-UBS Commercial Mortgage Trust, 6.760%, 12/15/32	310,032	0.0
51,379,915	#,^	Merrill Lynch Mortgage Trust, 0.680%, 02/12/51	972,725	0.1
1,500,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	1,585,869	0.2
2,137,338		Morgan Stanley Capital I, 0.439%, 04/12/49	1,997,525	0.2
650,000		Morgan Stanley Capital I, 5.242%, 01/14/42	645,083	0.1
1,200,000	#	Morgan Stanley Capital I, 5.423%, 09/15/47	1,094,741	0.1
1,000,000	#	Morgan Stanley Capital I, 5.598%, 01/13/41	993,029	0.1
3,238,390		Morgan Stanley Capital I, 5.776%, 04/12/49	3,290,849	0.4
280,000	#	Morgan Stanley Dean Witter Capital I, 6.500%, 11/15/36	124,529	0.0
1,220,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, 12/15/35	1,301,761	0.2
16,369,921	#,^	RBSCF Trust, 1.141%, 04/15/24	536,933	0.1
1,980,000	#	RBSCF Trust, 5.420%, 01/19/49	2,078,497	0.3
860,000		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	872,692	0.1
308,610		Sequoia Mortgage Trust, 0.456%, 01/20/35	248,195	0.0
547,401		Structured Adjustable Rate Mortgage Loan Trust, 5.027%, 09/25/34	520,436	0.1
630,384		Structured Asset Mortgage Investments, Inc., 0.426%, 04/19/35	485,467	0.1
951,030		Structured Asset Securities Corp., 5.500%, 05/25/35	944,997	0.1
1,543,000	#	Vornado DP LLC, 5.280%, 09/13/28	1,466,823	0.2
1,590,000	#	Vornado DP LLC, 6.356%, 09/13/28	1,501,036	0.2
1,580,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	1,615,489	0.2
1,030,000		Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	1,054,710	0.1

ING Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$2,610,000		S	Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	$2,752,005	0.3
	1,520,000	S	Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48	1,288,428	0.2
	950,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	944,223	0.1
	3,065,490	S	WaMu Mortgage Pass Through Certificates, 2.579%, 01/25/36	2,876,706	0.3
	1,288,939	S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,377,939	0.2
	2,755,956	S	Wells Fargo Mortgage Backed Securities Trust, 2.783%, 06/25/35	2,580,702	0.3
	46,181	S	Wells Fargo Mortgage-Backed Securities Trust, 4.864%, 08/25/34	46,528	0.0
			Total Collateralized Mortgage Obligations
			(Cost $114,734,838)	115,376,532	14.1
MUNICIPAL BONDS: 0.1%
			Louisiana: 0.1%
	1,105,000		Louisiana Local Government Environmental Facilities & Community Development Auth, 2.470%, 02/01/19	1,104,138	0.1

			Total Municipal Bonds
			(Cost $1,106,087)	1,104,138	0.1
OTHER BONDS: 6.7%
			Foreign Government Bonds: 6.7%
	1,028,000		Agrium, Inc., 6.125%, 01/15/41	1,075,825	0.1
BRL	40,992,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	23,770,750	2.9
	1,713,000	#	Eskom Holdings Ltd.., 5.750%, 01/26/21	1,781,520	0.2
MXN	138,600,000		Mexican Bonos, 6.500%, 06/10/21	11,436,438	1.4
	2,345,000		Nexen, Inc., 7.500%, 07/30/39	2,631,196	0.3
ZAR	39,781,682		South Africa Government Bond, 2.750%, 01/31/22	5,995,669	0.8
ZAR	44,810,752		South Africa Government Bond, 7.250%, 01/15/20	6,156,226	0.8
	1,629,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	1,656,797	0.2
	190,673		Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	202,352	0.0
			Total Other Bonds
			(Cost $55,153,660)	54,706,773	6.7
U.S. TREASURY OBLIGATIONS: 17.4%
			U.S. Treasury Bonds: 3.9%
	13,790,000	L	3.125%, due 5/15/2021	13,753,401	1.7
	17,114,000		4.750%, due 2/15/2041	18,194,321	2.2
				31,947,722	3.9
			U.S. Treasury Notes: 13.5%
	35,580,000		2.625%, due 4/30/2018	36,030,301	4.4
	33,166,000	S	0.500%, due 5/31/2013	33,206,164	4.1
	10,791,000	L	0.750%, due 6/15/2014	10,780,047	1.3
	24,105,000		1.750%, due 5/31/2016	24,146,388	2.9
	6,554,000	S	2.375%, due 5/31/2018	6,520,221	0.8
				110,683,121	13.5
			Total U.S. Treasury Obligations
			(Cost $143,758,621)	142,630,843	17.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.8%
			Federal Home Loan Mortgage Corporation: 13.4%##
	167,625	^^	0.537%, due 2/15/2032	167,709	0.0
	1,281,582		3.287%, due 3/15/2038	1,306,634	0.2
	17,413,000	W	4.000%, due 1/15/2041	17,402,117	2.1
	14,699,000	W	4.000%, due 1/15/2041	14,646,172	1.8
	17,541,000	W	4.500%, due 7/15/2038	18,124,782	2.2
	2,676,775	^	4.856%, due 3/15/2033	2,821,059	0.4
	379,049		4.917%, due 4/1/2035	404,587	0.1
	221,247		5.000%, due 8/15/2016	238,469	0.0
	1,067,464	^	5.000%, due 5/15/2017	48,408	0.0
	1,848,133		5.000%, due 12/15/2017	1,987,928	0.2
	839,452	^	5.000%, due 1/15/2029	11,548	0.0
	2,908,000		5.000%, due 9/15/2031	3,040,123	0.4
	689,543		5.000%, due 2/15/2032	728,335	0.1
	1,276,000		5.000%, due 3/15/2032	1,340,612	0.2
	1,774,775		5.000%, due 4/15/2032	1,832,934	0.2
	1,117,861		5.000%, due 2/15/2035	1,154,218	0.1
	3,480,000	W	5.000%, due 7/15/2035	3,692,607	0.5
	860,530		5.000%, due 1/1/2041	915,514	0.1
	11,454,720		5.500%, due 8/15/2020	11,916,412	1.5
	3,095,782		5.500%, due 11/15/2022	3,350,106	0.4
	2,466,882		5.500%, due 7/15/2032	2,598,118	0.3
	775,024		5.500%, due 9/15/2032	814,132	0.1
	1,167,000		5.500%, due 10/15/2032	1,210,240	0.2

ING Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
$1,016,786		5.500%, due 11/15/2032	$1,079,529	0.1
3,248,000		5.500%, due 12/15/2032	3,590,662	0.4
1,434,098		5.500%, due 2/15/2034	1,492,351	0.2
1,967,044		5.500%, due 9/15/2034	2,121,693	0.3
1,856,109		5.500%, due 9/15/2035	1,861,861	0.2
1,349,700		5.500%, due 8/15/2036	1,440,545	0.2
3,767,000		5.500%, due 6/15/2037	4,156,991	0.5
101,468	^^	5.659%, due 5/1/2037	109,599	0.0
8,845	^^	6.000%, due 4/1/2014	9,441	0.0
22,888	^^	6.000%, due 12/1/2028	25,403	0.0
38,314	^^	6.000%, due 1/1/2029	42,525	0.0
1,002,516		6.000%, due 1/15/2029	1,121,854	0.1
1,057,542		6.000%, due 1/15/2029	1,158,914	0.1
1,121,335		6.000%, due 7/15/2032	1,254,323	0.2
949,356	^	6.000%, due 4/15/2033	190,983	0.0
28,508	^^	6.500%, due 1/1/2024	32,392	0.0
2,044		6.500%, due 11/1/2028	2,317	0.0
37,515		6.500%, due 12/1/2031	42,519	0.0
20,621		7.000%, due 11/1/2031	23,959	0.0
14,818	^^	7.000%, due 3/1/2032	17,227	0.0
5,143		7.500%, due 11/1/2028	6,000	0.0
			109,533,852	13.4
		Federal National Mortgage Association: 14.3%##
277,747		0.586%, due 4/18/2028	278,334	0.1
182,100		0.700%, due 10/25/2033	183,097	0.0
171,883		0.736%, due 1/25/2032	171,907	0.0
1,700,410	^	4.000%, due 11/1/2018	152,167	0.0
12,742,000	W	4.000%, due 2/25/2039	12,745,975	1.6
34,059,000	W	4.500%, due 7/15/2035	35,245,752	4.3
3,334,710		4.500%, due 11/1/2040	3,456,081	0.4
2,042,286		4.500%, due 11/1/2040	2,116,618	0.3
21,313		4.500%, due 12/1/2040	22,089	0.0
31,660		4.500%, due 12/1/2040	32,813	0.0
41,216		4.500%, due 1/1/2041	42,716	0.0
31,770		4.500%, due 1/1/2041	32,927	0.0
81,987		5.000%, due 7/1/2023	88,073	0.0
90,696		5.000%, due 2/25/2029	91,867	0.0
1,648,499		5.000%, due 5/25/2032	1,744,090	0.2
1,005,554		5.000%, due 6/1/2033	1,074,848	0.1
2,498,157		5.000%, due 8/1/2035	2,667,576	0.3
465,156		5.000%, due 10/1/2035	496,701	0.1
1,687,935		5.000%, due 1/1/2036	1,802,406	0.2
2,308,020		5.000%, due 7/1/2036	2,467,820	0.3
6,818,000	W	5.000%, due 7/1/2037	7,245,189	0.9
762,526		5.000%, due 11/1/2040	811,855	0.1
609,475		5.000%, due 1/1/2041	648,904	0.1
748,229		5.000%, due 2/1/2041	797,569	0.1
449,442		5.000%, due 5/1/2041	479,080	0.1
1,022,000		5.000%, due 6/1/2041	1,089,393	0.1
1,353,475		5.000%, due 6/1/2041	1,442,726	0.2
752,463		5.019%, due 7/1/2035	807,026	0.1
99,144		5.500%, due 2/1/2018	107,720	0.0
1,643,000		5.500%, due 5/25/2030	1,777,731	0.2
7,525,000	W	5.500%, due 7/15/2034	8,137,580	1.0
1,894,988		5.500%, due 8/25/2036	1,871,642	0.2
2,186,012		5.500%, due 3/1/2037	2,377,366	0.3
114,798		5.500%, due 6/1/2037	124,381	0.0
122,829		6.000%, due 8/1/2016	134,317	0.0
1,220		6.000%, due 12/1/2016	1,334	0.0
54,755		6.000%, due 3/1/2017	59,876	0.0
5,621		6.000%, due 7/1/2017	6,153	0.0
456,285		6.000%, due 9/1/2017	499,533	0.1
32,231		6.000%, due 11/1/2017	35,245	0.0
24,011		6.000%, due 10/1/2018	26,310	0.0
1,253,575		6.000%, due 7/25/2029	1,400,701	0.2
532,450		6.000%, due 7/25/2029	594,941	0.1
1,071,904		6.000%, due 4/25/2031	1,197,364	0.2
1,414,310	^	6.000%, due 8/25/2033	277,883	0.0
616,382		6.000%, due 9/1/2036	679,409	0.1
3,968,000	W	6.000%, due 7/1/2037	4,359,221	0.5
649,198		6.000%, due 8/1/2037	717,406	0.1
625,101		6.000%, due 12/1/2037	690,777	0.1
1,321,256		6.000%, due 2/1/2038	1,460,074	0.2
3,192,734		6.000%, due 12/25/2049	3,565,996	0.5
55,909	^	6.414%, due 8/25/2025	188	0.0
10,682		6.500%, due 2/1/2028	12,159	0.0
9,583		6.500%, due 7/1/2029	10,907	0.0
368		6.500%, due 6/1/2031	419	0.0
192,407		6.500%, due 7/1/2031	218,996	0.0
2,225		6.500%, due 9/1/2031	2,532	0.0
521		6.500%, due 9/1/2031	593	0.0
88,777		6.500%, due 11/1/2031	101,045	0.0
46,166		6.500%, due 4/1/2032	52,546	0.0
3,450		6.500%, due 8/1/2032	3,926	0.0
17,629		6.500%, due 8/1/2032	20,065	0.0
20,805		6.500%, due 11/1/2032	23,681	0.0
89,711		6.500%, due 1/1/2033	102,109	0.0
66,755		6.500%, due 2/1/2033	75,980	0.0
772,000	W	6.500%, due 7/15/2033	874,170	0.1
235,446		6.500%, due 12/1/2033	267,982	0.0
2,619,796	^	6.514%, due 8/25/2026	344,120	0.1
6,231,569	^	6.554%, due 1/25/2037	1,148,344	0.2
20,777,714	^	6.564%, due 10/25/2035	3,445,757	0.4
27,415		7.000%, due 12/1/2027	31,708	0.0
20,954		7.000%, due 1/1/2030	24,268	0.0
221,834		7.000%, due 6/1/2031	256,888	0.0
16,948		7.000%, due 10/1/2031	19,631	0.0
7,790		7.000%, due 3/1/2032	9,023	0.0
1,407,910	^	7.500%, due 2/17/2029	244,353	0.0
6,447		7.500%, due 9/1/2030	7,564	0.0
16,955		7.500%, due 10/1/2030	19,918	0.0
6,357		7.500%, due 10/1/2030	7,468	0.0
15,151		7.500%, due 9/1/2031	17,799	0.0
55,709		7.500%, due 2/1/2032	65,384	0.0
205,824		7.500%, due 12/25/2041	238,231	0.0
518,420		7.500%, due 1/25/2048	602,198	0.1
128,706		27.857%, due 2/25/2034	187,486	0.0
			116,775,997	14.3
		Government National Mortgage Association: 6.1%
6,979		3.375%, due 4/20/2028	7,278	0.0
6,616,000	W	4.000%, due 12/15/2040	6,741,082	0.8
20,320,000		4.000%, due 1/20/2041	20,640,670	2.5
1,719,844		4.500%, due 4/15/2039	1,823,930	0.2

ING Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Government National Mortgage Association: (continued)
$579,000		W	4.500%, due 7/1/2039	$611,207	0.1
	1,780,828	^^	4.500%, due 10/15/2039	1,887,770	0.2
	1,771,983	^^	4.500%, due 11/15/2039	1,878,256	0.2
	1,674,287	^^	4.500%, due 11/15/2039	1,773,959	0.2
	411,346	^^	4.500%, due 12/15/2039	435,909	0.1
	21,328,700	^	5.000%, due 6/16/2039	1,776,971	0.2
	8,748,976	^	6.014%, due 6/20/2038	1,113,372	0.1
	10,576,131	^	6.014%, due 4/20/2039	1,292,046	0.2
	9,655,157	^	6.114%, due 5/20/2039	1,205,783	0.2
	8,415,710	^	6.214%, due 4/20/2038	1,169,949	0.1
	2,562,898	^	6.315%, due 5/16/2038	389,711	0.1
	9,047,314	^	6.364%, due 1/20/2038	1,189,153	0.2
	3,928		6.500%, due 1/15/2029	4,482	0.0
	10,247	^^	6.500%, due 2/15/2029	11,693	0.0
	33,528	^^	6.500%, due 6/15/2029	38,258	0.0
	1,085	^^	6.500%, due 3/15/2031	1,239	0.0
	8,893	^^	6.500%, due 8/15/2031	10,148	0.0
	33,326		6.500%, due 10/15/2031	38,028	0.0
	8,478	^^	6.500%, due 11/15/2031	9,674	0.0
	44,686		6.500%, due 1/15/2032	50,991	0.0
	6,489	^^	6.500%, due 7/15/2032	7,405	0.0
	35,123	^^	6.500%, due 9/15/2032	40,079	0.0
	28,694		7.000%, due 4/15/2026	33,371	0.0
	6,764		7.000%, due 1/15/2028	7,889	0.0
	13,822		7.000%, due 2/15/2028	16,121	0.0
	13,090		7.000%, due 5/15/2032	15,319	0.0
	28,606	^^	7.500%, due 12/15/2022	33,597	0.0
	56,385		7.500%, due 12/15/2023	67,199	0.0
	4,112	^^	7.500%, due 10/15/2026	4,820	0.0
	5,268	^^	7.500%, due 7/15/2029	6,197	0.0
	120	^^	7.500%, due 11/15/2030	141	0.0
	16,544	^^	7.500%, due 12/15/2030	19,483	0.0
	13,486		7.500%, due 12/15/2031	15,887	0.0
	19,992	^^	7.500%, due 5/15/2032	23,657	0.0
	19,677	^^	7.500%, due 5/15/2032	23,283	0.0
	346,198	^	8.065%, due 6/16/2031	50,330	0.0
	1,698,779		4.000%, due 11/20/2040	1,729,127	0.2
	1,209,741		5.140%, due 10/20/2060	1,323,941	0.1
	812,096		5.288%, due 10/20/2060	893,728	0.1
	1,845,698		5.290%, due 10/20/2060	2,031,581	0.3
				50,444,714	6.1
			Total U.S. Government Agency Obligations
			(Cost $265,652,750)	276,754,563	33.8
ASSET-BACKED SECURITIES: 8.2%
			Automobile Asset-Backed Securities: 0.9%
	1,710,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, 08/08/14	1,754,120	0.2
	2,038,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, 05/08/14	2,092,340	0.3
	3,394,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, 11/10/14	3,534,056	0.4
				7,380,516	0.9
			Credit Card Asset-Backed Securities: 3.4%
	3,400,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	3,830,173	0.5
	402,000		Capital One Multi-Asset Execution Trust, 5.050%, 02/15/16	432,424	0.1
	2,400,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	2,792,263	0.3
	100,000		Citibank Credit Card Issuance Trust, 4.850%, 04/22/15	107,385	0.0
	4,811,000		Citibank Credit Card Issuance Trust, 6.300%, 06/20/14	5,047,353	0.6
	1,801,000		Discover Card Master Trust, 5.650%, 03/16/20	2,066,065	0.3
	576,000		Discover Card Master Trust, 5.650%, 12/15/15	629,910	0.1
	293,000		MBNA Credit Card Master Note Trust, 0.607%, 07/15/15	291,652	0.0
	278,000		MBNA Credit Card Master Note Trust, 1.537%, 10/15/14	279,723	0.0
EUR	8,539,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	12,589,570	1.5
				28,066,518	3.4
			Home Equity Asset-Backed Securities: 0.1%
	250,652		Freddie Mac Structured Pass-Through Securities, 0.436%, 05/25/31	245,143	0.1
	53,105		Freddie Mac Structured Pass-Through Securities, 0.486%, 01/25/32	50,920	0.0
	39,999		Merrill Lynch Mortgage Investors Trust, 0.906%, 07/25/34	33,181	0.0
	61,820		Residential Asset Securities Corp., 0.786%, 06/25/32	33,341	0.0
				362,585	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 3.8%
$1,028,722	#	ARES CLO Funds, 0.487%, 09/18/17	$1,006,523	0.1
900,000	#	ARES CLO Funds, 2.905%, 02/26/16	822,776	0.1
1,650,702	#	Atrium CDO Corp., 0.585%, 10/27/16	1,612,896	0.2
2,341,043	#	Atrium CDO Corp., 0.619%, 06/27/15	2,297,733	0.3
1,000,000	#	Avenue CLO Fund Ltd., 2.411%, 02/15/17	825,133	0.1
679,168	#	Callidus Debt Partners Fund Ltd., 0.761%, 05/15/15	670,783	0.1
853,386	#	Carlyle High Yield Partners, 0.636%, 08/11/16	839,104	0.1
2,532,121	#	Castle Hill II Ingots Ltd., 0.758%, 10/15/14	2,512,877	0.3
100,771		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.786%, 07/25/33	88,217	0.0
1,169,120	+	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	1,152,728	0.1
935,343	+	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, 12/25/36	640,087	0.1
1,575,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,563,922	0.2
1,188,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	1,026,545	0.1
800,000	#	Dryden Leveraged Loan CDO 2002-II, 2.545%, 09/17/16	719,266	0.1
1,705,582	#	First CLO Ltd., 0.624%, 07/27/16	1,689,940	0.2
1,950,000	#	Foxe Basin CLO Ltd., 1.947%, 12/15/15	1,911,000	0.3
550,987	#	Granite Ventures Ltd., 0.538%, 12/15/17	542,018	0.1
2,336,686	#	GSC Partners CDO Fund Ltd., 0.640%, 11/20/16	2,312,197	0.3
1,530,697	#	Katonah Ltd., 0.567%, 09/20/16	1,501,243	0.2
299,054	#	Katonah Ltd., 0.797%, 02/20/15	296,656	0.0
540,000		Lehman XS Trust, 0.466%, 08/25/35	422,464	0.1
965,889	#	Navigator CDO Ltd., 2.381%, 01/14/17	833,343	0.1
1,000,000	#	Pacifica CDO Ltd., 1.050%, 05/13/16	938,393	0.1
65,733		Residential Asset Mortgage Products, Inc., 0.456%, 07/25/35	64,284	0.0
1,896,014	#	Stanfield Carrera CLO Ltd., 0.727%, 03/15/15	1,872,314	0.2
1,250,000	#	Veritas CLO Ltd., 1.572%, 09/05/16	1,151,563	0.1
1,653,851	#	Wind River CLO Ltd., 0.577%, 12/19/16	1,602,158	0.2
			30,916,163	3.8
		Total Asset-Backed Securities
		(Cost $66,885,527)	66,725,782	8.2

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Financials: 0.2%
40,400	P	Citigroup Capital XII	$1,043,128	0.1
23,000	P	Citigroup Capital XIII	638,940	0.1
		Total Preferred Stock
		(Cost $1,647,100)	1,682,068	0.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Options on Currencies: 0.0%
8,300,000	@	TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	$21,597	0.0
8,300,000	@	TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	21,598	0.0
			43,195	0.0
		Options on Interest Rate Swaptions: 0.0%
53,997,000	@	Call OTC Swaption, 3-month USD-LIBOR-BBA, Fund Receives Floating, Strike @ 1.680%, Exp. 09/23/11 Counterparty: Morgan Stanley	65,531	0.0
		Total Purchased Options
		(Cost $278,215)	108,726	0.0
		Total Long-Term Investments
		(Cost $903,540,229)	923,131,394	112.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
		Securities Lending Collateral(cc): 1.3%
7,486,859		BNY Mellon Overnight Government Fund(1)	$7,486,859	0.9

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(cc): (continued)
3,329,856	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	$2,663,885	0.4
		Total Securities Lending Collateral
		(Cost $10,816,716)	10,150,744	1.3

		Mutual Funds: 5.4%
44,459,000		Blackrock Liquidity Funds TempFund Portfolio - Class I
		(Cost $44,459,000)	44,459,000	5.4

		Total Short-Term Investments
		(Cost $55,275,716)	54,609,744	6.7
		Total Investments in Securities (Cost $958,815,945)*	$977,741,138	119.5
		Liabilities in Excess of Other Assets	(159,257,506)	(19.5)
		Net Assets	$818,483,632	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	BRL	Brazilian Real
	DKK	Danish Krone
	EUR	EU Euro
	MXN	Mexican Peso
	ZAR	South African Rand
	*	Cost for federal income tax purposes is $958,921,008.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$32,283,856
		Gross Unrealized Depreciation	(13,463,726)
		Net Unrealized appreciation	$18,820,130

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Preferred Stock	$—	$1,682,068	$—	$1,682,068
Purchased Options	—	108,726	—	108,726
Corporate Bonds/Notes	—	264,041,969	—	264,041,969
Collateralized Mortgage Obligations	—	115,376,532	—	115,376,532
Municipal Bonds	—	1,104,138	—	1,104,138
Other Bonds	—	54,706,773	—	54,706,773
Short-Term Investments	44,459,000	—	2,663,885	54,609,744
Asset-Backed Securities	—	58,131,858	8,593,924	66,725,782
U.S. Treasury Obligations	—	142,630,843	—	142,630,843
U.S. Government Agency Obligations	—	275,430,622	1,323,941	276,754,563
Total Investments, at value	$44,459,000	$913,213,529	$12,581,750	$977,741,138
Other Financial Instruments+
Swaps	—	502,881	—	502,881
Futures	1,010,339	—	—	1,010,339
Forward Foreign Currency Contracts	—	419,732	—	419,732
Total Assets	$45,469,339	$914,136,142	$12,581,750	$979,674,090
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(1,578,294)	$—	$(1,578,294)
Futures	(782,399)	—	—	(782,399)
Written Options	—	(449,201)	—	(449,201)
Forward Foreign Currency Contracts	—	(1,751,986)	—	(1,751,986)
Total Liabilities	$(782,399)	$(3,779,481)	$—	$(4,561,880)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	3/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	6/30/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$1,266,587	$12,702	$—	$1,127	$—	$43,525	$—	$—	$1,323,941
Asset-Backed Securities	10,152,584	4,419,128	(831,114)	4,788	11,546	3,473	—	(5,166,481)	8,593,924
Collateralized Mortgage Obligations	562,285	—	—	—	—	—	—	(562,285)	—
Short-Term Investments	2,663,885	—	—	—	—	—	—	—	2,663,885
Total Investments, at value	$14,645,341	$4,431,830	$(831,114)	$5,915	$11,546	$46,998	$—	$(5,728,766)	$12,581,750

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $46,998.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank Securities Corp.	EU Euro	8,899,103	Buy	07/01/11	$12,658,192	$12,905,107	$246,915
Morgan Stanley & Co. Inc.	Mexican Peso	140,165,126	Buy	07/01/11	11,798,411	11,971,228	172,817
							$419,732

Deutsche Bank Securities Corp.	South African Rand	85,451,461	Sell	08/26/11	$12,066,007	$12,528,876	$(462,869)
Morgan Stanley & Co. Inc.	Mexican Peso	140,165,126	Sell	07/01/11	11,915,865	11,971,229	(55,364)
Citigroup Global Markets	EU Euro	8,899,103	Sell	07/01/11	12,560,995	12,905,106	(344,111)
Deutsche Bank Securities Corp.	Brazilian Real	36,160,661	Sell	07/15/11	22,611,719	23,085,879	(474,160)
Deutsche Bank Securities Corp.	EU Euro	8,899,103	Sell	07/29/11	12,649,079	12,894,262	(245,183)
Morgan Stanley & Co. Inc.	Mexican Peso	140,165,126	Sell	07/29/11	11,769,878	11,940,178	(170,300)
							$(1,751,987)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

ING Intermediate Bond Fund Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	541	09/30/11	$64,484,663	$(23,643)
U.S. Treasury Ultra Long Bond	315	09/21/11	39,768,750	(758,756)
			$104,253,413	$(782,399)
Short Contracts
U.S. Treasury 10-Year Note	940	09/21/11	114,988,442	435,802
U.S. Treasury 2-Year Note	184	09/30/11	40,359,252	19,663
U.S. Treasury Long Bond	347	09/21/11	42,691,844	554,874
			$198,039,538	$1,010,339

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,311,000	$93,781	$189,201	$(95,420)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	640,000	45,782	96,237	(50,455)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	5,079,000	363,318	398,896	(35,578)
							$502,881	$684,334	$(181,453)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13		USD	1,311,000	$(209,615)	$(239,283)	$29,668
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13		USD	641,000	(102,490)	(107,248)	4,758
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13		USD	1,271,000	(203,220)	(209,964)	6,744
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13		USD	2,540,000	(406,120)	(210,570)	(195,550)
								$(921,445)	$(767,065)	$(154,380)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2011 (Unaudited) (continued)

ING Intermediate Bond Fund Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	19,944,000	$(656,849)	$—	$(656,849)
				$(656,849)	$—	$(656,849)

ING Intermediate Bond Fund Written OTC Options on June 30, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options On Currencies
8,300,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35 USD	08/25/11	$31,789	$(40,395)
8,300,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35 USD	08/25/11	31,374	(40,395)
			Total Written OTC Options		$63,163	$(80,790)

ING Intermediate Bond Fund Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310	09/23/11	USD	53,997,000	$188,989	$(368,411)
					Total Written Swaptions			$188,989	$(368,411)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of June 30, 2011:

Derivatives Fair Value*
Credit contracts	$(418,564)
Foreign exchange contracts	(1,304,319)
Interest rate contracts	(797,320)
Total	$(2,520,203)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 24, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2011